UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.
Vice President and Assistant Secretary
Member, Chief Legal Officer of Lord, Abbett  & Co. LLC
90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2023

Item 1:	Report(s) to Shareholders.

LORD ABBETT
ANNUAL REPORT

Lord Abbett

Emerging Markets Bond Fund

Emerging Markets Corporate Debt Fund

Global Bond Fund

For the fiscal year ended December 31, 2023

Table of Contents

1	A Letter to Shareholders

7	Investment Comparisons

10	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

17	Emerging Markets Bond Fund

30	Emerging Markets Corporate Debt Fund

43	Global Bond Fund

60	Statements of Assets and Liabilities

64	Statements of Operations

66	Statements of Changes in Net Assets

68	Financial Highlights

80	Notes to Financial Statements

105	Report of Independent Registered Public Accounting Firm

107	Supplemental Information to Shareholders

Lord Abbett Emerging Markets Bond Fund, Lord Abbett Emerging Markets Corporate Debt Fund, and Lord Abbett Global Bond Fund
Annual Report

For the fiscal year ended December 31, 2023

From left to right: Evelyn E. Guernsey, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended December 31, 2023. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and timely information about the Funds, please visit our website at www.lordabbett.com, where you can also access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

Lord Abbett Emerging Markets Bond Fund

For the calendar year ended December 31, 2023, the Fund returned 10.42%, reflecting performance at the net asset value (“NAV”) of Class A shares with all distributions reinvested, compared to its benchmark, the J.P. Morgan EMBI Global Diversified Index*, which returned 11.09% over the same period.

Markets had to endure through a number of countervailing forces over the trailing 12 months, leading to periods of volatility and a wide dispersion of returns. On the positive side, market expectations of a soft landing in the U.S. economy were backed by falling inflation data, a tight labor market, a resilient consumer, and optimism regarding the potential impacts of artificial intelligence. While there were concerns corporate earnings could deteriorate, aggregate earnings results were better than expected as cost-cutting measures, strength in services sectors, and supply chain improvements generally benefitted companies.1

Amid these positive trends, investors had concerns about aggressive U.S. Federal Reserve (Fed) monetary policy and fear of a potential policy mistake leading to a recession. Investor sentiment was also negatively impacted by an underwhelming China recovery from the COVID-19 pandemic, geopolitical tensions, and rising energy prices. In addition, markets had to grapple with the ripple effects of the turmoil in the banking sector, which led to regulatory shutdowns and interventions by the Fed, FDIC, and U.S. Treasury.1

The dovish pivot by the Fed in December hinted at a potential policy easing, contributing to the market’s positive momentum and a fall in bond yields. A combination of additional factors also contributed to this positive market environment: a decline in core personal consumption expenditures (PCE) inflation, favorable Treasury refunding announcements, strong consumer resilience, and stable earnings expectations. These elements, along with a shift in market sentiment and positioning, buoyed by seasonality and increased corporate buybacks, culminated in a bullish sentiment across the equity markets.1

While there was significant rate volatility throughout the year, the 2-year Treasury yield1 moved lower from 4.42% to 4.25%, while the 10-year Treasury yield1 ended the year unchanged at 3.88%. Against this backdrop, the Bloomberg Aggregate Index1 returned 5.53%, while high yield bonds2 outperformed investment grade corporate bonds3 (13.46% vs 8.52%, respectively), partially due to the higher yield and lower duration of the high yield market.

From a regional standpoint, the Fund’s allocation to and security selection within Asia generally detracted from relative performance.

While the Fund was underweight China to begin the year, security selection within Asia, specifically countries like Pakistan, weighed on relative performance. Specifically, the Fund was underweight or did not hold several high-beta, quasi-sovereign benchmark names, that rallied for idiosyncratic reasons during the period. Security selection within the Eastern European region, specifically in areas like Ukraine, also impacted relative performance as the Fund did not hold positions that rallied significantly after underperformance following the Russian invasion of Ukraine.

While the Fund underperformed its benchmark for the period, there were several areas that contributed to relative performance. One of the larger contributors was the Fund’s allocation to and security selection within the Latin American region, specifically positions in Bolivia, Uruguay, and El Salvador. We continue to be optimistic about many countries in this region from an investment perspective, especially in countries like Mexico and Brazil, which are starting to see the benefits of structural reshoring efforts. The Fund’s overweight allocation in African sovereign bonds also benefited relative performance, with countries like Egypt and South Africa contributing the most.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

* The J.P. Morgan EMBI Global Diversified Index tracks liquid, US Dollar emerging market fixed and floating-rate debt instruments issued by sovereign and quasi-sovereign entities.

Lord Abbett Emerging Markets Corporate Debt Fund

For the calendar year ended December 31, 2023, the Fund returned 6.96%, reflecting performance at the net asset value (“NAV”) of Class A shares with all distributions reinvested, compared to its benchmark, the J.P. Morgan CEMBI Broad Diversified Index*, which returned 9.08% over the same period.

Markets had to endure through a number of countervailing forces over the trailing 12 months, leading to periods of volatility and a wide dispersion of returns. On the positive side, market expectations of a soft landing in the U.S. economy were backed by falling inflation data, a tight labor market, a resilient consumer, and optimism regarding the potential impacts of artificial intelligence. While there were concerns corporate earnings could deteriorate, aggregate earnings results were better than expected as cost-cutting measures, strength in services sectors, and supply chain improvements generally benefitted companies.1

Amid these positive trends, investors had concerns about aggressive U.S. Federal Reserve (Fed) monetary policy and fear of a potential policy mistake leading to a recession. Investor sentiment was also negatively impacted by an underwhelming China recovery from the COVID-19 pandemic, geopolitical tensions, and rising energy prices. In addition, markets had to grapple with the ripple effects of the turmoil in the banking sector, which led to regulatory shutdowns and interventions by the Fed, FDIC, and U.S. Treasury.1

The dovish pivot by the Fed in December hinted at a potential policy easing, contributing to the market’s positive momentum and a fall in bond yields. A combination of additional factors also contributed to this positive market environment: a decline in core personal consumption expenditures (PCE) inflation, favorable Treasury refunding announcements, strong consumer resilience, and stable earnings expectations. These elements, along with a shift in market sentiment and positioning, buoyed by seasonality and increased corporate buybacks, culminated in a bullish sentiment across the equity markets.1

While there was significant rate volatility throughout the year, the 2-year Treasury yield1 moved lower from 4.42% to 4.25%, while the 10-year Treasury yield1 ended the year unchanged at 3.88%. Against this backdrop, the Bloomberg Aggregate Index1 returned 5.53%, while high yield bonds2 outperformed investment grade corporate bonds3 (13.46% vs 8.52%, respectively), partially due to the higher yield and lower duration of the high yield market.

Security selection within the Real Estate sector was a primary detractor of relative performance over the period. More specifically, the Fund’s positioning in China real estate detracted from relative performance as consistent headwinds in the sector prevailed throughout 2023. Real estate developers in China continued to struggle with debt loads in the aftermath of the sector-volatility that made headlines beginning in 2020. Additionally, the Fund’s positioning in the Industrial sector weighed on relative performance during the period. The Fund held positions in China that detracted from relative performance within Industrials, namely issuers that were tied to the real estate sector in subsectors like cement and other sectors that are involved in the residential real estate market.

While the Fund underperformed its benchmark for the period, there were several areas that contributed to relative performance. For example, the Fund had significant overweight positions in select issuers within the Energy sector, mainly in Latin American countries like Argentina, which outperformed due to idiosyncratic reasons. Separately, the Fund held several positions in the Utilities sector that contributed to relative performance during the period. These positions varied, but were mostly concentrated in the Latin American region, with countries like Brazil, Mexico, and Chile standing out. We remain optimistic on the outlook for Latin American utilities issuers for several reasons, including a changing nature of demand for commodities, as well as recent structural reshoring efforts that support diversification strategies away from China.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

* The J.P. Morgan CEMBI Broad Diversified Index tracks the performance of US dollar-denominated bonds issued by emerging market corporate entities.

Lord Abbett Global Bond Fund

For the fiscal year ended December 31, 2023, the Fund returned 6.42%, reflecting performance at the net asset value (“NAV”) of Class A shares with all distributions reinvested, compared to its benchmark, the Bloomberg Global Aggregate Bond Index*, which returned 5.71% over the same period.

Markets had to endure through a number of countervailing forces over the trailing 12 months, leading to periods of volatility and a wide dispersion of returns. On the positive side, market expectations of a soft landing in the U.S. economy were backed by falling inflation data, a tight labor market, a resilient consumer, and optimism regarding the potential impacts of artificial intelligence. While there were concerns corporate earnings could deteriorate, aggregate earnings results were better than expected as cost-cutting measures, strength in services sectors, and supply chain improvements generally benefitted companies.1

Amid these positive trends, investors had concerns about aggressive U.S. Federal Reserve (Fed) monetary policy and fear of a potential policy mistake leading to a recession. Investor sentiment was also negatively impacted by an underwhelming

China recovery from the COVID-19 pandemic, geopolitical tensions, and rising energy prices. In addition, markets had to grapple with the ripple effects of the turmoil in the banking sector, which led to regulatory shutdowns and interventions by the Fed, FDIC, and U.S. Treasury.1

The dovish pivot by the Fed in December hinted at a potential policy easing, contributing to the market’s positive momentum and a fall in bond yields. A combination of additional factors also contributed to this positive market environment: a decline in core personal consumption expenditures (PCE) inflation, favorable Treasury refunding announcements, strong consumer resilience, and stable earnings expectations. These elements, along with a shift in market sentiment and positioning, buoyed by seasonality and increased corporate buybacks, culminated in a bullish sentiment across the equity markets.1

While there was significant rate volatility throughout the year, the 2-year Treasury yield1 moved lower from 4.42% to 4.25%, while the 10-year Treasury yield1 ended the year unchanged at 3.88%. Against this backdrop, the Bloomberg Aggregate Index1 returned 5.53%, while high yield bonds2 outperformed investment grade corporate bonds3 (13.46% vs 8.52%, respectively), partially due to the higher yield and lower duration of the high yield market.

Over the trailing 12-month period, the primary driver of relative outperformance was the Fund’s allocation to high yield corporate bonds. High yield credit spreads compressed meaningfully over the period as the U.S. economy continued to show resilience and the Fed’s reaction function shifted from price levels to full employment and economic growth.

Security selection within investment grade corporate bonds also contributed to relative performance, mainly within the Utility and Energy sectors. At points throughout the year, the Utility sector had high levels of new issuance, which led to wider credit spreads. We invested into the market during these periods, capturing attractive yields in a defensive sector. An overweight allocation to investment grade corporate bonds also contributed to relative performance as credit spreads tightened over the period.

The primary detractor from relative performance was the Fund’s interest rates positioning throughout the year. In particular, the Fund’s shorter duration positioning detracted from relative performance with the rally in rates at the end of the year.

Security selection within agency mortgage-backed securities also modestly detracted from relative performance over the period.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

* The Bloomberg Global Aggregate Bond Index is a broad-based measure of the global investment-grade, fixed-income markets. The three major components of this Index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indexes. The Index also includes euro dollar and euro/yen corporate bonds, Canadian government securities, and U.S. dollar investment-grade 144A securities.

1 Factset.

2 As represented by the ICE BofA U.S. High Yield Constrained Index as of 12/31/2023.

3 As represented by the Bloomberg US Corp Investment Grade Index as of 12/31/2023.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such waivers and expense reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of December 31, 2023. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolios are actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the Funds’ prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Emerging Markets Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the J.P. Morgan Emerging Markets Bond Global Diversified Index (EMBI Global Diversified), assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2023

	1 Year	5 Years	10 Years	Life of Class
Class A3	7.97%	1.45%	0.12%	–
Class C4	8.68%	1.28%	-0.28%	–
Class F5	10.62%	2.14%	0.50%	–
Class F3[6]	10.65%	2.12%	–	1.40%
Class I5	10.64%	2.11%	0.55%	–
Class R3[5]	10.09%	1.65%	0.06%	–
Class R4[7]	10.36%	1.86%	–	1.35%
Class R5[7]	10.64%	2.13%	–	1.63%
Class R6[7]	10.65%	2.12%	–	1.65%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending December 31,

2023, is calculated using the SEC-required uniform method to compute such return.

4 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5 Performance is at net asset value.

6 Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7 Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Emerging Markets Corporate Debt Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the J.P. Morgan Corporate Emerging Markets Bond Broad Diversified Index (CEMBI BD), assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2023

	1 Year	5 Years	10 Years	Life of Class
Class A3	4.52%	2.13%	3.25%	–
Class C4	5.21%	1.95%	2.79%	–
Class F5	7.06%	2.71%	3.58%	–
Class F3[6]	7.34%	2.96%	–	2.45%
Class I5	7.09%	2.76%	3.67%	–
Class R3[5]	6.64%	2.30%	3.43%	–
Class R4[7]	6.91%	2.56%	–	2.89%
Class R5[7]	7.19%	2.80%	–	3.15%
Class R6[7]	7.25%	2.96%	–	3.29%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the period shown ended December 31, 2023, is calculated using the SEC-required uniform method to compare such return.

4 The 1% CDSC for Class C normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5 Performance is at net asset value.

6 Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7 Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Global Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Bloomberg Global Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2023

	1 Year	5 Years	10 Years	Life of Class
Class A3	3.98%	0.00%	–	-0.27%
Class C4	4.78%	-0.20%	–	-0.51%
Class F5	6.64%	0.65%	–	0.35%
Class F3[6]	6.64%	0.69%	–	0.40%
Class I5	6.64%	0.65%	–	0.35%
Class R3[5]	6.11%	0.15%	–	-0.15%
Class R4[5]	6.37%	0.40%	–	0.10%
Class R5[5]	6.64%	0.65%	–	0.35%
Class R6[5]	6.64%	0.69%	–	0.40%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Class A shares commenced operations on July 26, 2018 and performance for the Class began on July 31, 2018. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all distributions reinvested for the periods shown ending December 31, 2023, is calculated using the SEC-required uniform method to compute such return.

4 Class C shares commenced operations on July 26, 2018 and performance for the Class began on July 31, 2018. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5 Commenced operations on July 26, 2018 and performance for the Class began on July 31, 2018. Performance is at net asset value.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 through December 31, 2023).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 7/1/23 – 12/31/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/1/23	12/31/23	7/1/23 - 12/31/23
Class A
Actual	$1,000.00	$1,069.80	$5.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.21	$5.04
Class C
Actual	$1,000.00	$1,066.10	$8.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.04	$8.24
Class F
Actual	$1,000.00	$1,070.80	$4.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$4.02
Class F3
Actual	$1,000.00	$1,070.90	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.97
Class I
Actual	$1,000.00	$1,070.90	$4.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$4.02
Class R3
Actual	$1,000.00	$1,068.20	$6.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.56
Class R4
Actual	$1,000.00	$1,069.60	$5.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.91	$5.35
Class R5
Actual	$1,000.00	$1,070.90	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.97
Class R6
Actual	$1,000.00	$1,070.90	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.97

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.99% for Class A, 1.62% for Class C, 0.79% for Class F, 0.78% for Class F3, 0.79% for Class I, 1.29% for Class R3, 1.05% for Class R4, 0.78% for Class R5 and 0.78% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2023

Sector*	%**
Basic Materials	2.84%
Communications	0.83%
Consumer Non-cyclical	0.55%
Energy	13.97%
Financial	3.14%
Foreign Government	72.43%
Industrial	0.38%
Utilities	4.94%
Repurchase Agreements	0.92%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Emerging Markets Corporate Debt Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/1/23	12/31/23	7/1/23 - 12/31/23
Class A
Actual	$1,000.00	$1,050.20	$5.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.91	$5.35
Class C
Actual	$1,000.00	$1,046.90	$8.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.74	$8.54
Class F
Actual	$1,000.00	$1,050.70	$4.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.42	$4.84
Class F3
Actual	$1,000.00	$1,052.10	$3.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.68	$3.57
Class I
Actual	$1,000.00	$1,051.30	$4.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R3
Actual	$1,000.00	$1,048.60	$6.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.87
Class R4
Actual	$1,000.00	$1,050.00	$5.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.66	$5.60
Class R5
Actual	$1,000.00	$1,051.30	$4.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R6
Actual	$1,000.00	$1,052.10	$3.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.68	$3.57

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.68% for Class C, 0.95% for Class F, 0.70% for Class F3, 0.85% for Class I, 1.35% for Class R3, 1.10% for Class R4, 0.85% for Class R5 and 0.70% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2023

Sector*	%**
Basic Materials	10.09%
Communications	6.96%
Consumer Cyclical	8.80%
Consumer Non-cyclical	7.97%
Diversified	0.59%
Energy	22.72%
Financial	21.00%
Foreign Government	1.31%
Government	1.03%
Industrial	4.78%
Technology	2.47%
Utilities	11.72%
Repurchase Agreements	0.56%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Global Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/1/23	12/31/23	7/1/23 - 12/31/23
Class A
Actual	$1,000.00	$1,050.50	$4.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.97
Class C
Actual	$1,000.00	$1,047.30	$7.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.25	$7.02
Class F
Actual	$1,000.00	$1,051.60	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.28	$2.96
Class F3
Actual	$1,000.00	$1,051.60	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.28	$2.96
Class I
Actual	$1,000.00	$1,051.60	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.28	$2.96
Class R3
Actual	$1,000.00	$1,048.90	$5.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.76	$5.50
Class R4
Actual	$1,000.00	$1,050.20	$4.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.02	$4.23
Class R5
Actual	$1,000.00	$1,051.50	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.28	$2.96
Class R6
Actual	$1,000.00	$1,052.90	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.28	$2.96

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.38% for Class C, 0.58% for Class F, 0.58% for Class F3, 0.58% for Class I, 1.08% for Class R3, 0.83% for Class R4, 0.58% for Class R5 and 0.58% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2023

Sector*	%**
Asset-Backed Securities	6.26%
Basic Materials	1.12%
Communications	5.09%
Consumer Cyclical	4.93%
Consumer Non-cyclical	8.98%
Energy	6.37%
Financial	12.04%
Foreign Government	23.81%
Industrial	6.72%
Mortgage-Backed Securities	1.58%
Municipal	0.21%
Technology	2.59%
U.S. Government	14.36%
Utilities	4.18%
Repurchase Agreements	1.76%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Schedule of Investments

EMERGING MARKETS BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.30%

CORPORATE BONDS 26.54%

Bahrain 0.48%
Oil & Gas
Oil & Gas Holding Co. BSCC	7.625%	11/7/2024	$550,000	$556,449

Brazil 1.15%
Banks 0.70%
Banco do Brasil SA†	3.25%	9/30/2026	850,000	807,687
Media 0.45%
Globo Comunicacao e Participacoes SA†	4.875%	1/22/2030	600,000	518,444
Total Brazil				1,326,131

Chile 2.16%
Electric 0.34%
Alfa Desarrollo SpA†	4.55%	9/27/2051	496,881	388,401
Mining 1.09%
Corp. Nacional del Cobre de Chile†	3.00%	9/30/2029	575,000	513,477
Corp. Nacional del Cobre de Chile	3.75%	1/15/2031	250,000	227,058
Corp. Nacional del Cobre de Chile†	6.30%	9/8/2053	500,000	508,357
				1,248,892
Oil & Gas 0.73%
Empresa Nacional del Petroleo†	3.45%	9/16/2031	1,000,000	843,907
Total Chile				2,481,200

China 0.55%
Internet 0.37%
Prosus NV†	3.832%	2/8/2051	675,000	424,573
Investment Companies 0.18%
Huarong Finance 2019 Co. Ltd.	4.50%	5/29/2029	230,000	203,975
Total China				628,548

Colombia 0.49%
Oil & Gas 0.20%
Ecopetrol SA	5.875%	11/2/2051	300,000	227,321
Pipelines 0.29%
AI Candelaria Spain SA†	5.75%	6/15/2033	437,000	339,304
Total Colombia				566,625

India 1.42%
Commercial Services 0.33%
Adani Ports & Special Economic Zone Ltd.†	3.10%	2/2/2031	500,000	381,990

See Notes to Financial Statements.	17

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
India (continued)
Oil & Gas 0.71%
Reliance Industries Ltd.†	2.875%		1/12/2032	$950,000	$814,606
Transportation 0.38%
Indian Railway Finance Corp. Ltd.	2.80%		2/10/2031	500,000	430,823
Total India					1,627,419

Indonesia 2.34%
Coal 0.22%
Indika Energy Capital IV Pte. Ltd.	8.25%		10/22/2025	250,000	251,198
Electric 0.59%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.00%		6/30/2050	880,000	682,603
Mining 0.98%
Freeport Indonesia PT†	4.763%		4/14/2027	705,000	696,187
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.45%		5/15/2030	230,000	232,298
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.80%		5/15/2050	200,000	194,539
					1,123,024
Oil & Gas 0.55%
Pertamina Persero PT†	5.625%		5/20/2043	630,000	638,739
Total Indonesia					2,695,564

Israel 0.41%
Banks
Bank Leumi Le-Israel BM	3.275% (5 yr. CMT + 1.63%	)#	1/29/2031	200,000	181,290
Bank Leumi Le-Israel BM	5.125%		7/27/2027	300,000	295,769
Total Israel					477,059

Kazakhstan 1.92%
Oil & Gas 1.00%
KazMunayGas National Co. JSC†	4.75%		4/19/2027	700,000	682,147
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030	560,000	462,795
					1,144,942
Pipelines 0.92%
QazaqGaz NC JSC†	4.375%		9/26/2027	1,100,000	1,057,546
Total Kazakhstan					2,202,488

18	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Kuwait 0.42%
Banks
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 yr. CMT + 2.83%	)#	–	(a)	$500,000	$480,659

Malaysia 1.72%
Oil & Gas
Petronas Capital Ltd.†	2.48%		1/28/2032		1,000,000	854,740
Petronas Capital Ltd.†	3.404%		4/28/2061		1,300,000	936,662
Petronas Energy Canada Ltd.†	2.112%		3/23/2028		210,000	190,511
Total Malaysia						1,981,913

Mexico 3.71%
Electric 1.02%
Comision Federal de Electricidad†	3.348%		2/9/2031		625,000	522,684
Comision Federal de Electricidad	3.875%		7/26/2033		800,000	649,371
						1,172,055
Oil & Gas 2.69%
Petroleos Mexicanos	6.49%		1/23/2027		264,000	247,896
Petroleos Mexicanos	6.50%		6/2/2041		833,000	569,002
Petroleos Mexicanos	6.70%		2/16/2032		882,000	732,906
Petroleos Mexicanos	6.75%		9/21/2047		880,000	576,907
Petroleos Mexicanos	6.84%		1/23/2030		1,110,000	963,580
						3,090,291
Total Mexico						4,262,346

Morocco 0.23%
Chemicals
OCP SA†	5.125%		6/23/2051		350,000	266,588

Oman 1.83%
Electric 1.04%
OmGrid Funding Ltd.†	5.196%		5/16/2027		1,200,000	1,196,977
Oil & Gas 0.79%
EDO Sukuk Ltd.†	5.875%		9/21/2033		875,000	903,371
Total Oman						2,100,348

Paraguay 0.24%
Banks
Banco Continental SAECA†	2.75%		12/10/2025		300,000	281,699

Peru 0.29%
Banks
Banco Internacional del Peru SAA Interbank†	3.25%		10/4/2026		355,000	335,234

See Notes to Financial Statements.	19

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Qatar 1.59%
Oil & Gas
QatarEnergy†	2.25%	7/12/2031	$1,500,000	$1,278,839
QatarEnergy†	3.30%	7/12/2051	750,000	549,473
Total Qatar				1,828,312

Saudi Arabia 0.72%
Electric 0.20%
Saudi Electricity Sukuk Programme Co.	5.684%	4/11/2053	225,000	231,300
Pipelines 0.52%
EIG Pearl Holdings SARL†	3.545%	8/31/2036	685,000	598,278
Total Saudi Arabia				829,578

South Africa 1.47%
Electric
Eskom Holdings SOC Ltd.	6.35%	8/10/2028	700,000	682,799
Eskom Holdings SOC Ltd.†	7.125%	2/11/2025	1,000,000	1,001,688
Total South Africa				1,684,487

Turkey 0.79%
Banks 0.30%
Turkiye Vakiflar Bankasi TAO†	9.00%	10/12/2028	325,000	341,620
Mining 0.49%
WE Soda Investments Holding PLC†	9.50%	10/6/2028	545,000	563,966
Total Turkey				905,586

United Arab Emirates 2.46%
Agriculture 0.21%
MHP SE	7.75%	5/10/2024	250,000	237,475
Electric 0.20%
Abu Dhabi National Energy Co. PJSC†	4.696%	4/24/2033	220,000	223,295
Energy-Alternate Sources 0.47%
Sweihan PV Power Co. PJSC†	3.625%	1/31/2049	649,572	535,897
Investment Companies 0.53%
MDGH GMTN RSC Ltd.†	5.50%	4/28/2033	300,000	318,407
MDGH GMTN RSC Ltd.	5.875%	5/1/2034	270,000	295,188
				613,595
Pipelines 0.68%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%	9/30/2040	1,000,000	786,305
Sovereign 0.37%
Finance Department Government of Sharjah	3.625%	3/10/2033	500,000	426,629
Total United Arab Emirates				2,823,196

20	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
United States 0.15%
Oil & Gas
CITGO Petroleum Corp.†	8.375%		1/15/2029	$168,000	$172,897
Total Corporate Bonds (cost $33,043,587)					30,514,326

FOREIGN GOVERNMENT OBLIGATIONS 70.76%

Angola 1.63%
Angola Government International Bonds†	8.25%		5/9/2028	800,000	739,468
Angola Government International Bonds	8.75%		4/14/2032	730,000	644,022
Angola Government International Bonds†	9.125%		11/26/2049	600,000	491,250
Total Angola					1,874,740

Argentina 1.42%
Argentina Republic Government International Bonds	3.50%	(b)	7/9/2041	1,173,000	403,113
Argentina Republic Government International Bonds	3.625%	(b)	7/9/2035	2,300,000	794,800
Argentina Republic Government International Bonds	4.25%	(b)	1/9/2038	1,081,193	430,502
Total Argentina					1,628,415

Azerbaijan 0.42%
Republic of Azerbaijan International Bonds	3.50%		9/1/2032	550,000	478,523

Bahrain 2.91%
Bahrain Government International Bonds†	5.45%		9/16/2032	1,050,000	967,454
Bahrain Government International Bonds†	7.00%		1/26/2026	1,180,000	1,206,161
Bahrain Government International Bonds	7.50%		9/20/2047	700,000	661,602
CBB International Sukuk Programme Co. WLL†	6.25%		10/18/2030	500,000	507,694
Total Bahrain					3,342,911

Bermuda 0.24%
Bermuda Government International Bonds†	2.375%		8/20/2030	320,000	275,485

Brazil 2.71%
Brazil Government International Bonds	4.75%		1/14/2050	1,431,000	1,105,623
Brazil Government International Bonds	5.00%		1/27/2045	436,000	357,068
Brazil Government International Bonds	6.00%		10/20/2033	1,650,000	1,653,622
Total Brazil					3,116,313

Cayman Islands 0.67%
Ivory Coast Government International Bonds	6.125%		6/15/2033	260,000	239,892
Ivory Coast Government International Bonds	6.375%		3/3/2028	200,000	196,946
Ivory Coast Government International Bonds	6.375%		3/3/2028	340,000	334,808
Total Cayman Islands					771,646

See Notes to Financial Statements.	21

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Chile 1.49%
Chile Government International Bonds	4.95%		1/5/2036	$1,130,000	$1,119,462
Chile Government International Bonds	5.33%		1/5/2054	600,000	598,179
Total Chile					1,717,641

Colombia 2.84%
Colombia Government International Bonds	3.00%		1/30/2030	505,000	427,442
Colombia Government International Bonds	3.25%		4/22/2032	875,000	697,313
Colombia Government International Bonds	4.125%		5/15/2051	750,000	500,955
Colombia Government International Bonds	5.00%		6/15/2045	1,735,000	1,352,198
Colombia Government International Bonds	7.50%		2/2/2034	275,000	290,957
Total Colombia					3,268,865

Costa Rica 1.14%
Costa Rica Government International Bonds†	5.625%		4/30/2043	550,000	506,963
Costa Rica Government International Bonds†	6.55%		4/3/2034	771,000	800,394
Total Costa Rica					1,307,357

Dominican Republic 3.07%
Dominican Republic International Bonds†	4.50%		1/30/2030	1,200,000	1,108,500
Dominican Republic International Bonds†	5.30%		1/21/2041	750,000	650,625
Dominican Republic International Bonds†	5.875%		1/30/2060	970,000	841,475
Dominican Republic International Bonds†	5.95%		1/25/2027	925,000	930,365
Total Dominican Republic					3,530,965

Ecuador 0.88%
Ecuador Government International Bonds†	2.50%	(b)	7/31/2040	1,740,077	556,825
Ecuador Government International Bonds†	3.50%	(b)	7/31/2035	1,275,000	459,429
Total Ecuador					1,016,254

Egypt 2.73%
Egypt Government International Bonds†	7.30%		9/30/2033	1,400,000	928,311
Egypt Government International Bonds	7.50%		1/31/2027	200,000	168,758
Egypt Government International Bonds	7.50%		1/31/2027	1,150,000	970,358
Egypt Government International Bonds	7.60%		3/1/2029	250,000	191,540
Egypt Government International Bonds†	7.903%		2/21/2048	920,000	557,365
Egypt Government International Bonds†	8.75%		9/30/2051	500,000	317,500
Total Egypt					3,133,832

El Salvador 1.17%
El Salvador Government International Bonds	7.65%		6/15/2035	850,000	666,187
El Salvador Government International Bonds†	8.25%		4/10/2032	800,000	681,000
Total El Salvador					1,347,187

22	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Ghana 1.13%
Ghana Government International Bonds	6.375%	2/11/2027	$985,000	$442,314
Ghana Government International Bonds†	7.625%	5/16/2029	730,000	320,144
Ghana Government International Bonds	8.625%	4/7/2034	500,000	219,591
Ghana Government International Bonds	8.627%	6/16/2049	725,000	312,026
Total Ghana				1,294,075

Guatemala 0.87%
Guatemala Government Bonds	3.70%	10/7/2033	250,000	209,219
Guatemala Government Bonds†	4.375%	6/5/2027	625,000	600,937
Guatemala Government Bonds†	6.125%	6/1/2050	200,000	190,000
Total Guatemala				1,000,156

Hungary 2.39%
Hungary Government International Bonds	2.125%	9/22/2031	1,785,000	1,443,424
Hungary Government International Bonds	3.125%	9/21/2051	1,000,000	681,032
Hungary Government International Bonds†	6.125%	5/22/2028	600,000	624,784
Total Hungary				2,749,240

India 0.25%
Export-Import Bank of India	5.50%	1/18/2033	275,000	284,895

Indonesia 2.61%
Indonesia Government International Bonds	1.85%	3/12/2031	2,260,000	1,885,155
Indonesia Government International Bonds	3.50%	2/14/2050	500,000	405,202
Perusahaan Penerbit SBSN Indonesia III†	4.70%	6/6/2032	700,000	707,473
Total Indonesia				2,997,830

Jordan 0.84%
Jordan Government International Bonds†	5.85%	7/7/2030	500,000	466,250
Jordan Government International Bonds†	7.50%	1/13/2029	488,000	495,452
Total Jordan				961,702

Kazakhstan 0.35%
Kazakhstan Government International Bonds†	4.875%	10/14/2044	415,000	402,686

Kenya 0.96%
Republic of Kenya Government International Bonds†	6.30%	1/23/2034	520,000	418,540
Republic of Kenya Government International Bonds	8.00%	5/22/2032	570,000	517,446
Republic of Kenya Government International Bonds	8.25%	2/28/2048	200,000	166,468
Total Kenya				1,102,454

Lebanon 0.11%
Lebanon Government International Bonds(c)	6.65%	2/26/2030	1,948,000	122,064

See Notes to Financial Statements.	23

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Mexico 2.82%
Mexico Bonos(d)	7.75%	5/29/2031	MXN	2,080,000	$114,322
Mexico Government International Bonds	2.659%	5/24/2031		$2,064,000	1,749,919
Mexico Government International Bonds	3.771%	5/24/2061		560,000	381,413
Mexico Government International Bonds	6.338%	5/4/2053		974,000	993,987
Total Mexico					3,239,641

Morocco 0.74%
Morocco Government International Bonds†	3.00%	12/15/2032		600,000	495,071
Morocco Government International Bonds†	4.00%	12/15/2050		500,000	361,875
Total Morocco					856,946

Nigeria 2.30%
Nigeria Government International Bonds†	6.50%	11/28/2027		1,250,000	1,145,889
Nigeria Government International Bonds†	7.375%	9/28/2033		1,175,000	1,005,330
Nigeria Government International Bonds	8.25%	9/28/2051		600,000	494,124
Total Nigeria					2,645,343

Oman 1.65%
Oman Government International Bonds†	6.25%	1/25/2031		800,000	843,152
Oman Government International Bonds†	6.75%	1/17/2048		1,000,000	1,048,850
Total Oman					1,892,002

Pakistan 0.76%
Pakistan Government International Bonds	6.00%	4/8/2026		425,000	301,304
Pakistan Government International Bonds	6.00%	4/8/2026		490,000	347,386
Pakistan Government International Bonds	7.375%	4/8/2031		365,000	223,719
Total Pakistan					872,409

Panama 1.41%
Panama Government International Bonds	2.252%	9/29/2032		1,000,000	731,598
Panama Government International Bonds	3.87%	7/23/2060		1,010,000	607,441
Panama Government International Bonds	4.30%	4/29/2053		425,000	285,743
Total Panama					1,624,782

Paraguay 0.97%
Paraguay Government International Bonds†	5.40%	3/30/2050		675,000	601,932
Paraguay Government International Bonds†	5.85%	8/21/2033		500,000	509,152
Total Paraguay					1,111,084

Peru 2.54%
Peru Government International Bonds	1.862%	12/1/2032		1,300,000	1,021,228
Peru Government International Bonds	2.78%	12/1/2060		465,000	290,983
Peru Government International Bonds	3.00%	1/15/2034		1,900,000	1,609,642
Total Peru					2,921,853

24	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Philippines 3.06%
Philippines Government International Bonds	1.95%	1/6/2032		$1,481,000	$1,225,912
Philippines Government International Bonds	2.65%	12/10/2045		1,500,000	1,070,222
ROP Sukuk Trust†	5.045%	6/6/2029		1,200,000	1,221,300
Total Philippines					3,517,434

Poland 1.88%
Bank Gospodarstwa Krajowego†	5.375%	5/22/2033		600,000	609,642
Bank Gospodarstwa Krajowego†	6.25%	10/31/2028		400,000	422,953
Republic of Poland Government International Bonds	4.875%	10/4/2033		700,000	711,389
Republic of Poland Government International Bonds	5.50%	4/4/2053		400,000	418,118
Total Poland					2,162,102

Qatar 1.34%
Qatar Government International Bonds	4.40%	4/16/2050		500,000	461,875
Qatar Government International Bonds†	4.40%	4/16/2050		950,000	877,562
Qatar Government International Bonds	5.103%	4/23/2048		200,000	202,926
Total Qatar					1,542,363

Romania 2.38%
Romania Government International Bonds†(d)	2.625%	12/2/2040	EUR	1,000,000	745,014
Romania Government International Bonds	4.00%	2/14/2051		$200,000	145,560
Romania Government International Bonds	4.00%	2/14/2051		400,000	291,119
Romania Government International Bonds	6.00%	5/25/2034		920,000	929,067
Romania Government International Bonds†	6.625%	2/17/2028		600,000	622,003
Total Romania					2,732,763

Saudi Arabia 3.21%
KSA Sukuk Ltd.†	2.25%	5/17/2031		670,000	577,147
KSA Sukuk Ltd.†	5.268%	10/25/2028		1,300,000	1,351,791
Saudi Government International Bonds†	3.45%	2/2/2061		2,500,000	1,763,890
Total Saudi Arabia					3,692,828

Senegal 0.67%
Senegal Government International Bonds†(d)	5.375%	6/8/2037	EUR	220,000	180,182
Senegal Government International Bonds†	6.25%	5/23/2033		$350,000	313,677
Senegal Government International Bonds	6.75%	3/13/2048		350,000	276,168
Total Senegal					770,027

Serbia 0.45%
Serbia International Bonds†	6.25%	5/26/2028		500,000	512,822

See Notes to Financial Statements.	25

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
South Africa 2.31%
Republic of South Africa Government International Bonds	4.30%	10/12/2028	$1,075,000	$1,007,877
Republic of South Africa Government International Bonds	5.75%	9/30/2049	1,760,000	1,410,816
Republic of South Africa Government International Bonds	5.875%	4/20/2032	250,000	237,442
Total South Africa				2,656,135

Sri Lanka 1.26%
Sri Lanka Government International Bonds†(c)	5.75%	4/18/2023	631,000	324,571
Sri Lanka Government International Bonds†(c)	5.875%	7/25/2022	920,000	487,140
Sri Lanka Government International Bonds†	6.75%	4/18/2028	710,000	358,946
Sri Lanka Government International Bonds†	7.55%	3/28/2030	550,000	277,679
Total Sri Lanka				1,448,336

Trinidad And Tobago 0.45%
Trinidad & Tobago Government International Bonds†	5.95%	1/14/2031	500,000	518,875

Turkey 5.10%
Istanbul Metropolitan Municipality†	10.50%	12/6/2028	500,000	531,875
Turkiye Government International Bonds	4.25%	4/14/2026	1,600,000	1,536,992
Turkiye Government International Bonds	5.25%	3/13/2030	1,445,000	1,329,581
Turkiye Government International Bonds	5.75%	5/11/2047	1,450,000	1,140,621
Turkiye Government International Bonds	5.95%	1/15/2031	795,000	751,251
Turkiye Ihracat Kredi Bankasi AS†	9.00%	1/28/2027	550,000	573,453
Total Turkey				5,863,773

Ukraine 0.32%
Ukraine Government International Bonds	7.375%	9/25/2034	1,700,000	370,053

United Arab Emirates 1.08%
Abu Dhabi Government International Bonds†	3.125%	9/30/2049	1,000,000	737,222
UAE International Government Bonds†	3.25%	10/19/2061	700,000	507,911
Total United Arab Emirates				1,245,133

Uruguay 0.55%
Uruguay Government International Bonds	4.975%	4/20/2055	226,000	221,386
Uruguay Government International Bonds	5.75%	10/28/2034	385,000	416,955
Total Uruguay				638,341

Uzbekistan 0.27%
Republic of Uzbekistan International Bonds†	7.85%	10/12/2028	300,000	314,814

26	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Venezuela 0.17%
Venezuela Government International Bonds(c)	12.75%	8/23/2022	$1,160,000	$192,253

Zambia 0.24%
Zambia Government International Bonds	8.50%	4/14/2024	450,000	281,444
Total Foreign Government Obligations (cost $91,902,080)				81,348,792
Total Long-Term Investments (cost $124,945,667)				111,863,118

SHORT-TERM INVESTMENTS 0.90%

REPURCHASE AGREEMENTS 0.90%
Repurchase Agreement dated 12/29/2023, 2.800% due 1/2/2024 with Fixed Income Clearing Corp. collateralized by $1,034,400 of U.S. Treasury Note at 4.625% due 3/15/2026; value: $1,057,696; proceeds: $1,037,252 (cost $1,036,930)			1,036,930	1,036,930
Total Investments in Securities 98.20% (cost $125,982,597)				112,900,048
Other Assets and Liabilities – Net(e) 1.80%				2,064,304
Net Assets 100.00%				$114,964,352

EUR	Euro.
MXN	Mexican Peso.
CMT	Constant Maturity Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2023, the total value of Rule 144A securities was $58,694,803, which represents 51.05% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2023.
(a)	Security is perpetual in nature and has no stated maturity.
(b)	Step Bond – Security with a predetermined schedule of interest rate changes.
(c)	Defaulted (non-income producing security).
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	27

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2023

Forward Foreign Currency Exchange Contracts at December 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank and Trust	2/28/2024	766,000	$829,704	$847,492	$(17,788)
Euro	Sell	Toronto Dominion Bank	2/28/2024	58,000	63,364	64,170	(806)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(18,594)

Futures Contracts at December 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2024	6	Long		$655,086		$677,344	$ 22,258
U.S. 2-Year Treasury Note	March 2024	41	Long		8,356,301		8,442,476	86,175
U.S. Long Bond	March 2024	90	Long		10,430,131		11,244,375	814,244
Total Unrealized Appreciation on Futures Contracts								$922,677

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bund	March 2024	8	Short	EUR	(1,062,313)	EUR	(1,097,760)	$(39,132)
Euro-Buxl	March 2024	2	Short		(260,278)		(283,440)	(25,570)
U.S. 10-Year Ultra Treasury Note	March 2024	130	Short		$(14,718,044)		$(15,342,031)	(623,987)
U.S. 5-Year Treasury Note	March 2024	33	Short		(3,517,521)		(3,589,523)	(72,002)
U.S. Ultra Treasury Bond	March 2024	28	Short		(3,422,938)		(3,740,625)	(317,687)
Total Unrealized Depreciation on Futures Contracts								$(1,078,378)

28	See Notes to Financial Statements.

Schedule of Investments (concluded)

EMERGING MARKETS BOND FUND December 31, 2023

The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$30,514,326	$–	$30,514,326
Foreign Government Obligations	–	81,348,792	–	81,348,792
Short-Term Investments
Repurchase Agreements	–	1,036,930	–	1,036,930
Total	$–	$112,900,048	$–	$112,900,048
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(18,594)	–	(18,594)
Futures Contracts
Assets	922,677	–	–	922,677
Liabilities	(1,078,378)	–	–	(1,078,378)
Total	$(155,701)	$(18,594)	$–	$(174,295)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	29

Schedule of Investments

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2023

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 97.86%

COMMON STOCKS 0.24%

United States
Chemicals 0.15%
Mosaic Co.			1,291	$46,127
Food Products 0.09%
Archer-Daniels-Midland Co.			412	29,755
Total United States				75,882
Total Common Stocks (cost $101,300)				75,882

	Interest Rate	Maturity Date	Principal Amount
CONVERTIBLE BONDS 0.80%

China 0.16%
Internet
PDD Holdings, Inc.	Zero Coupon	12/1/2025	$49,000	50,595

Macau 0.64%
Lodging
Wynn Macau Ltd.†	4.50%	3/7/2029	200,000	204,550
Total Convertible Bonds (cost $246,801)				255,145

CORPORATE BONDS 95.53%

Argentina 1.84%
Energy-Alternate Sources 0.80%
YPF Energia Electrica SA†	10.00%	7/25/2026	262,000	253,857
Oil & Gas 1.04%
YPF SA†	6.95%	7/21/2027	370,000	331,427
Total Argentina				585,284

Brazil 4.90%
Airlines 0.65%
Azul Secured Finance LLP†	11.93%	8/28/2028	200,000	207,084
Engineering & Construction 0.58%
Sitios Latinoamerica SAB de CV†	5.375%	4/4/2032	200,000	186,110
Food 0.64%
NBM U.S. Holdings, Inc.	7.00%	5/14/2026	200,000	202,415
Iron-Steel 0.61%
CSN Inova Ventures†	6.75%	1/28/2028	200,000	195,562
Oil & Gas 1.14%
MC Brazil Downstream Trading SARL†	7.25%	6/30/2031	397,129	311,723

30	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Brazil (continued)
Petrobras Global Finance BV	6.50%	7/3/2033	$50,000	$50,812
				362,535
Transportation 0.61%
Rumo Luxembourg SARL	5.25%	1/10/2028	200,000	192,675
Water 0.67%
Aegea Finance SARL†	9.00%	1/20/2031	200,000	212,720
Total Brazil				1,559,101

Chile 3.48%
Banks 0.60%
Banco de Credito e Inversiones SA†	3.50%	10/12/2027	200,000	189,313
Electric 1.21%
Alfa Desarrollo SpA†	4.55%	9/27/2051	248,440	194,201
Colbun SA	3.95%	10/11/2027	200,000	191,945
				386,146
Engineering & Construction 0.57%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners	4.05%	4/27/2026	200,000	181,811
Forest Products & Paper 0.58%
Inversiones CMPC SA	3.85%	1/13/2030	200,000	185,753
Mining 0.52%
Antofagasta PLC†	2.375%	10/14/2030	200,000	163,893
Total Chile				1,106,916

China 6.18%
Diversified Financial Services 0.93%
BOC Aviation USA Corp.†	4.875%	5/3/2033	300,000	293,921
Gas 0.59%
ENN Clean Energy International Investment Ltd.†	3.375%	5/12/2026	200,000	187,678
Internet 3.36%
Meituan	3.05%	10/28/2030	300,000	253,434
Prosus NV	3.061%	7/13/2031	200,000	161,940
Prosus NV†	3.257%	1/19/2027	200,000	184,873
Prosus NV†	3.832%	2/8/2051	200,000	125,799
Tencent Holdings Ltd.	3.925%	1/19/2038	200,000	170,239
Weibo Corp.	3.375%	7/8/2030	200,000	172,688
				1,068,973
Investment Companies 0.56%
Huarong Finance 2019 Co. Ltd.	4.50%	5/29/2029	200,000	177,370

See Notes to Financial Statements.	31

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
China (continued)
Real Estate 0.22%
Country Garden Holdings Co. Ltd.(a)	3.30%		1/12/2031	$500,000	$42,500
Kaisa Group Holdings Ltd.†(a)	11.95%		10/22/2022	400,000	14,600
Ronshine China Holdings Ltd.(a)	8.10%		6/9/2023	200,000	3,746
Shimao Group Holdings Ltd.(a)	3.45%		1/11/2031	200,000	8,500
					69,346
Telecommunications 0.52%
Xiaomi Best Time International Ltd.	2.875%		7/14/2031	200,000	166,518
Total China					1,963,806

Colombia 4.10%
Banks 1.21%
Banco de Bogota SA†	6.25%		5/12/2026	200,000	197,619
Bancolombia SA	4.625% (5 yr. CMT + 2.94%	)#	12/18/2029	200,000	185,547
					383,166
Oil & Gas 2.28%
Ecopetrol SA	5.875%		11/2/2051	302,000	228,836
Ecopetrol SA	8.625%		1/19/2029	308,000	328,623
SierraCol Energy Andina LLC†	6.00%		6/15/2028	200,000	168,488
					725,947
Pipelines 0.61%
AI Candelaria Spain SA†	5.75%		6/15/2033	250,000	194,110
Total Colombia					1,303,223

Dominican Republic 0.57%
Energy-Alternate Sources
Empresa Generadora de Electricidad Haina SA†	5.625%		11/8/2028	200,000	180,729

Ghana 0.59%
Oil & Gas
Kosmos Energy Ltd.†	7.75%		5/1/2027	200,000	186,546

Guatemala 0.29%
Beverages
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%		4/27/2029	100,000	94,014

India 4.53%
Commercial Services 1.30%
Adani Ports & Special Economic Zone Ltd.†	3.10%		2/2/2031	300,000	229,194
JSW Infrastructure Ltd.	4.95%		1/21/2029	200,000	184,751
					413,945

32	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
India (continued)
Electric 1.43%
Adani Transmission Step-One Ltd.†	4.00%		8/3/2026	$300,000	$275,501
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries	4.50%		7/14/2028	200,000	177,921
					453,422
Energy-Alternate Sources 0.64%
Continuum Energy Aura Pte. Ltd.†	9.50%		2/24/2027	200,000	203,969
Engineering & Construction 0.58%
GMR Hyderabad International Airport Ltd.	4.25%		10/27/2027	200,000	183,500
Iron-Steel 0.58%
JSW Steel Ltd.	3.95%		4/5/2027	200,000	184,811
Total India					1,439,647

Indonesia 3.78%
Coal 0.79%
Indika Energy Capital IV Pte. Ltd.	8.25%		10/22/2025	250,000	251,198
Electric 0.97%
Minejesa Capital BV	5.625%		8/10/2037	350,000	307,524
Mining 1.22%
Bukit Makmur Mandiri Utama PT†	7.75%		2/10/2026	200,000	190,670
Freeport Indonesia PT	6.20%		4/14/2052	200,000	198,750
					389,420
Oil & Gas 0.80%
Medco Maple Tree Pte. Ltd.†	8.96%		4/27/2029	250,000	254,278
Total Indonesia					1,202,420

Israel 4.23%
Banks 1.12%
Bank Hapoalim BM	3.255% (5 yr. CMT + 2.16%	)#	1/21/2032	200,000	173,858
Bank Leumi Le-Israel BM	3.275% (5 yr. CMT + 1.63%	)#	1/29/2031	200,000	181,290
					355,148
Electric 0.54%
Israel Electric Corp. Ltd.	3.75%		2/22/2032	200,000	170,322
Oil & Gas 0.20%
Leviathan Bond Ltd.	6.75%		6/30/2030	70,000	64,089
Pharmaceuticals 2.37%
Teva Pharmaceutical Finance Netherlands III BV	3.15%		10/1/2026	600,000	555,981

See Notes to Financial Statements.	33

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Israel (continued)
Teva Pharmaceutical Finance Netherlands III BV	4.10%		10/1/2046		$292,000	$198,061
						754,042
Total Israel						1,343,601

Kazakhstan 2.00%
Oil & Gas
KazMunayGas National Co. JSC	5.375%		4/24/2030		200,000	198,825
KazMunayGas National Co. JSC	6.375%		10/24/2048		200,000	188,760
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		300,000	247,926
Total Kazakhstan						635,511

Kuwait 1.48%
Banks
NBK SPC Ltd.†	1.625% (SOFR + 1.05%	)#	9/15/2027		200,000	181,337
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 yr. CMT + 2.83%	)#	–	(b)	300,000	288,395
Total Kuwait						469,732

Macau 4.15%
Lodging
MGM China Holdings Ltd.	4.75%		2/1/2027		200,000	190,420
MGM China Holdings Ltd.	4.75%		2/1/2027		200,000	190,420
Sands China Ltd.	5.375%		8/8/2025		200,000	197,360
Sands China Ltd.	5.65%		8/8/2028		200,000	198,455
Studio City Co. Ltd.†	7.00%		2/15/2027		200,000	196,953
Studio City Finance Ltd.	5.00%		1/15/2029		200,000	168,297
Wynn Macau Ltd.	5.125%		12/15/2029		200,000	177,930
Total Macau						1,319,835

Malaysia 1.75%
Oil & Gas 0.54%
Petronas Capital Ltd.	2.48%		1/28/2032		200,000	170,948
Transportation 1.21%
Misc Capital Two Labuan Ltd.	3.75%		4/6/2027		400,000	385,381
Total Malaysia						556,329

Mexico 4.26%
Banks 0.62%
Banco Mercantil del Norte SA	6.75% (5 yr. CMT + 4.97%	)#	–	(b)	200,000	197,852

34	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Mexico (continued)
Building Materials 0.61%
Cemex SAB de CV	5.20%	9/17/2030		$200,000	$192,895
Electric 1.19%
Comision Federal de Electricidad	4.677%	2/9/2051		200,000	142,606
Comision Federal de Electricidad†	4.688%	5/15/2029		250,000	235,544
					378,150
Mining 0.81%
Industrias Penoles SAB de CV†	4.75%	8/6/2050		200,000	161,432
Southern Copper Corp.	5.25%	11/8/2042		100,000	96,946
					258,378
Oil & Gas 0.55%
Petroleos Mexicanos	6.49%	1/23/2027		186,000	174,655
REITS 0.48%
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332†	4.375%	7/22/2031		200,000	151,740
Total Mexico					1,353,670

Morocco 1.36%
Chemicals
OCP SA†	3.75%	6/23/2031		500,000	431,150

Nigeria 0.32%
Banks
BOI Finance BV†(c)	7.50%	2/16/2027	EUR	100,000	101,763

Oman 0.95%
Oil & Gas
EDO Sukuk Ltd.†	5.875%	9/21/2033		$292,000	301,468

Panama 1.17%
Banks 0.63%
Multibank, Inc.	7.75%	2/3/2028		200,000	200,168
Media 0.54%
Telecomunicaciones Digitales SA†	4.50%	1/30/2030		200,000	172,580
Total Panama					372,748

Paraguay 1.20%
Banks 0.59%
Banco Continental SAECA†	2.75%	12/10/2025		200,000	187,799
Telecommunications 0.61%
Telefonica Celular del Paraguay SA	5.875%	4/15/2027		200,000	194,880
Total Paraguay					382,679

See Notes to Financial Statements.	35

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Peru 2.99%
Banks 0.58%
Banco de Credito del Peru SA†	3.25% (5 yr. CMT + 2.45%	)#	9/30/2031		$200,000	$183,098
Oil & Gas 0.69%
Hunt Oil Co. of Peru LLC Sucursal Del Peru†	8.55%		9/18/2033		200,000	218,883
Packaging & Containers 0.54%
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA	3.50%		8/2/2028		200,000	172,206
Pipelines 0.62%
Transportadora de Gas del Peru SA	4.25%		4/30/2028		200,000	197,067
Retail 0.56%
InRetail Consumer†	3.25%		3/22/2028		200,000	179,647
Total Peru						950,901

Philippines 2.37%
Commercial Services 0.62%
Royal Capital BV	5.00% (5 yr. CMT + 7.40%	)#	–	(b)	200,000	196,000
Electric 0.56%
SMC Global Power Holdings Corp.	5.95% (5 yr. CMT + 6.80%	)#	–	(b)	200,000	176,497
Holding Companies-Diversified 0.58%
San Miguel Corp.	5.50% (5 yr. CMT + 10.24%	)#	–	(b)	200,000	186,000
Retail 0.61%
Jollibee Worldwide Pte. Ltd.	3.90% (5 yr. CMT + 4.78%	)#	–	(b)	200,000	195,250
Total Philippines						753,747

Qatar 4.01%
Banks 0.88%
QNB Finance Ltd.	2.75%		2/12/2027		300,000	280,324
Gas 0.41%
Nakilat, Inc.†	6.267%		12/31/2033		124,509	130,431
Oil & Gas 1.07%
QatarEnergy†	2.25%		7/12/2031		400,000	341,024
Telecommunications 1.65%
Ooredoo International Finance Ltd.†	2.625%		4/8/2031		600,000	524,218
Total Qatar						1,275,997

36	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Russia 0.00%
Banks
Alfa Bank AO Via Alfa Bond Issuance PLC(a)	5.50% (5 yr. CMT + 4.55%	)	10/26/2031		$300,000	$–	(d)
Sberbank of Russia Via SB Capital SA(a)	5.25%		5/23/2023		450,000	–	(d)
Total Russia						–

Saudi Arabia 3.76%
Electric 0.65%
Saudi Electricity Sukuk Programme Co.	5.684%		4/11/2053		200,000	205,600
Oil & Gas 1.35%
Saudi Arabian Oil Co.	2.25%		11/24/2030		500,000	430,573
Pipelines 1.76%
EIG Pearl Holdings SARL†	3.545%		8/31/2036		400,000	349,359
TMS Issuer SARL†	5.78%		8/23/2032		200,000	209,125
						558,484
Total Saudi Arabia						1,194,657

Singapore 1.16%
Banks
DBS Group Holdings Ltd.	1.822% (5 yr. CMT + 1.10%	)#	3/10/2031		200,000	185,518
United Overseas Bank Ltd.†	2.00% (5 yr. CMT + 1.23%	)#	10/14/2031		200,000	182,303
Total Singapore						367,821

South Africa 2.53%
Chemicals 0.62%
Sasol Financing USA LLC	5.875%		3/27/2024		200,000	198,956
Electric 1.26%
Eskom Holdings SOC Ltd.†	7.125%		2/11/2025		400,000	400,675
Mining 0.65%
Gold Fields Orogen Holdings BVI Ltd.	6.125%		5/15/2029		200,000	205,702
Total South Africa						805,333

South Korea 3.03%
Banks 1.24%
Hana Bank	4.375%		9/30/2024		200,000	197,815
Woori Bank	4.25% (5 yr. CMT + 2.66%	)#	–	(b)	200,000	196,750
						394,565

See Notes to Financial Statements.	37

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
South Korea (continued)
Electric 0.86%
Korea Midland Power Co. Ltd.	1.25%		8/9/2026	$300,000	$272,288
Energy-Alternate Sources 0.93%
Hanwha Energy USA Holdings Corp.†	4.125%		7/5/2025	300,000	295,130
Total South Korea					961,983

Supranational 1.02%
Multi-National
African Export-Import Bank†	2.634%		5/17/2026	350,000	323,680

Taiwan 2.43%
Semiconductors
TSMC Arizona Corp.	4.125%		4/22/2029	250,000	245,398
TSMC Global Ltd.†	1.75%		4/23/2028	200,000	178,514
TSMC Global Ltd.†	4.375%		7/22/2027	350,000	347,551
Total Taiwan					771,463

Thailand 2.98%
Banks 1.91%
Bangkok Bank PCL†	3.466% (5 yr. CMT + 2.15%	)#	9/23/2036	300,000	252,047
Bangkok Bank PCL	3.733% (5 yr. CMT + 1.90%	)#	9/25/2034	400,000	355,844
					607,891
Chemicals 0.53%
GC Treasury Center Co. Ltd.†	2.98%		3/18/2031	200,000	169,259
Oil & Gas 0.54%
Thaioil Treasury Center Co. Ltd.†	2.50%		6/18/2030	200,000	169,586
Total Thailand					946,736

Turkey 4.61%
Banks 2.73%
Akbank TAS†	5.125%		3/31/2025	450,000	445,613
Turkiye Vakiflar Bankasi TAO†	9.00%		10/12/2028	200,000	210,228
Yapi ve Kredi Bankasi AS†	9.25%		10/16/2028	200,000	212,361
					868,202
Commercial Services 1.23%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS†	9.50%		7/10/2036	199,219	181,851
Mersin Uluslararasi Liman Isletmeciligi AS†	8.25%		11/15/2028	200,000	209,094
					390,945

38	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Turkey (continued)
Mining 0.65%
WE Soda Investments Holding PLC†	9.50%		10/6/2028		$200,000	$206,960
Total Turkey						1,466,107

United Arab Emirates 6.38%
Agriculture 0.60%
MHP SE	7.75%		5/10/2024		200,000	189,980
Banks 1.52%
Fab Sukuk Co. Ltd.	2.50%		1/21/2025		300,000	291,191
First Abu Dhabi Bank PJSC	4.50% (5 yr. CMT + 4.14%	)#	–	(b)	200,000	191,405
						482,596
Commercial Services 0.69%
DP World Ltd.†	6.85%		7/2/2037		200,000	221,274
Electric 1.21%
Abu Dhabi National Energy Co. PJSC†	2.00%		4/29/2028		200,000	180,650
Abu Dhabi National Energy Co. PJSC†	4.696%		4/24/2033		200,000	202,995
						383,645
Energy-Alternate Sources 0.50%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049		193,902	159,969
Equity Real Estate 0.62%
MAF Sukuk Ltd.	4.50%		11/3/2025		200,000	197,027
Pipelines 1.24%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040		500,000	393,153
Total United Arab Emirates						2,027,644

United Kingdom 2.91%
Banks 1.29%
Standard Chartered PLC†	6.301% (1 yr. CMT + 2.45%	)#	1/9/2029		400,000	410,828
Retail 1.62%
CK Hutchison International 21 Ltd.	2.50%		4/15/2031		600,000	513,861
Total United Kingdom						924,689

United States 0.84%
Auto Manufacturers 0.42%
Hyundai Capital America†	5.68%		6/26/2028		130,000	132,600
Chemicals 0.26%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		88,000	82,200

See Notes to Financial Statements.	39

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
United States (continued)
Oil & Gas 0.16%
CITGO Petroleum Corp.†	8.375%	1/15/2029	$51,000	$52,487
Total United States				267,287

Zambia 1.38%
Mining
First Quantum Minerals Ltd.	6.875%	3/1/2026	300,000	268,933
First Quantum Minerals Ltd.†	8.625%	6/1/2031	200,000	169,750
Total Zambia				438,683
Total Corporate Bonds (cost $32,655,986)				30,366,900

FOREIGN GOVERNMENT OBLIGATIONS 1.29%

South Korea 0.64%
Korea Electric Power Corp.†	5.375%	7/31/2026	200,000	202,282

Turkey 0.65%
Turkiye Ihracat Kredi Bankasi AS†	9.00%	1/28/2027	200,000	208,528
Total Foreign Government Obligations (cost $398,858)				410,810
Total Long-Term Investments (cost $33,402,945)				31,108,737

SHORT-TERM INVESTMENTS 0.55%

REPURCHASE AGREEMENTS 0.55%
Repurchase Agreement dated 12/29/2023, 2.800% due 1/2/2024 with Fixed Income Clearing Corp. collateralized by $175,200 of U.S. Treasury Note at 4.625% due 3/15/2026; value: $179,146; proceeds: $175,668 (cost $175,613)			175,613	175,613
Total Investments in Securities 98.41% (cost $33,578,558)				31,284,350
Other Assets and Liabilities – Net(e) 1.59%				504,538
Net Assets 100.00%				$31,788,888

EUR	Euro.
CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2023, the total value of Rule 144A securities was $16,427,869, which represents 51.68% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2023.
(a)	Defaulted (non-income producing security).
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Level 3 Investment as described in Note 2(s) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

40	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2023

Forward Foreign Currency Exchange Contracts at December 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank and Trust	2/28/2024	92,000	$99,652	$101,788	$(2,136)

Futures Contracts at December 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2024	6	Long	$655,085	$677,343	$22,258
U.S. 2-Year Treasury Note	March 2024	14	Long	2,853,411	2,882,797	29,386
U.S. Ultra Treasury Bond	March 2024	5	Long	611,068	667,969	56,901
Total Unrealized Appreciation on Futures Contracts						$108,545

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
Euro-Bobl	March 2024	3	Short	EUR (351,837)	EUR (357,840)	$(6,627)
U.S. 10-Year Ultra Treasury Note	March 2024	15	Short	$(1,688,937)	$(1,770,234)	(81,297)
U.S. 5-Year Treasury Note	March 2024	25	Short	(2,664,488)	(2,719,336)	(54,848)
Total Unrealized Depreciation on Futures Contracts						$(142,772)

See Notes to Financial Statements.	41

Schedule of Investments (concluded)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2023

The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Common Stocks	$75,882	$–	$–		$75,882
Convertible Bonds	–	255,145	–		255,145
Corporate Bonds
Russia	–	–	–	(3)	– (3)
Remaining Countries	–	30,366,900	–		30,366,900
Foreign Government Obligations	–	410,810	–		410,810
Short-Term Investments
Repurchase Agreements	–	175,613	–		175,613
Total	$75,882	$31,208,468	$–		$31,284,350
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–		$–
Liabilities	–	(2,136)	–		(2,136)
Futures Contracts
Assets	108,545	–	–		108,545
Liabilities	(142,772)	–	–		(142,772)
Total	$(34,227)	$(2,136)	$–		$(36,363)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes securities with zero fair value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

42	See Notes to Financial Statements.

Schedule of Investments

GLOBAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 102.96%

ASSET-BACKED SECURITIES 6.63%

Cayman Islands 2.02%
Other
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	6.716% (3 mo. USD Term SOFR + 1.32%	)#	7/15/2031	$98,475	$98,485
Verde CLO Ltd. Series 2019-1A Class AR†	6.756% (3 mo. USD Term SOFR + 1.36%	)#	4/15/2032	100,000	99,973

United States 4.61%
Automobiles 2.25%
CarMax Auto Owner Trust Series 2023-1 Class D	6.27%		11/15/2029	50,000	49,900
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%		2/15/2028	50,000	50,740
Ford Credit Auto Lease Trust Series 2023-B Class D	6.97%		6/15/2028	30,000	30,460
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%		5/20/2027	50,000	50,008
Westlake Automobile Receivables Trust Series 2023-1A Class A3†	5.21%		1/18/2028	40,000	39,902
					221,010
Credit Card 0.42%
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	40,000	40,773
Other 1.94%
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	100,000	100,266
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	100,000	90,357
					190,623
Total United States					452,406
Total Asset-Backed Securities (cost $647,190)					650,864

CORPORATE BONDS 55.05%

Australia 0.22%
Mining
FMG Resources August 2006 Pty. Ltd.†	4.375%		4/1/2031	12,000	10,993
FMG Resources August 2006 Pty. Ltd.†	4.50%		9/15/2027	11,000	10,581
Total Australia					21,574

See Notes to Financial Statements.	43

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Bermuda 1.06%
Insurance
PartnerRe Ireland Finance DAC(a)	1.25%		9/15/2026	EUR	100,000	$104,378

Canada 0.71%
Aerospace/Defense 0.11%
Bombardier, Inc.†	6.00%		2/15/2028		$11,000	10,730
Banks 0.12%
Toronto-Dominion Bank	4.456%		6/8/2032		12,000	11,666
Electric 0.14%
TransAlta Corp.	7.75%		11/15/2029		13,000	13,817
Insurance 0.13%
Jones Deslauriers Insurance Management, Inc.†	8.50%		3/15/2030		12,000	12,617
Oil & Gas 0.21%
Baytex Energy Corp.†	8.75%		4/1/2027		10,000	10,342
Precision Drilling Corp.†	6.875%		1/15/2029		11,000	10,620
						20,962
Total Canada						69,792

Cayman Islands 0.09%
Diversified Financial Services
Global Aircraft Leasing Co. Ltd.†	6.50%		9/15/2024		10,000	9,218

Colombia 0.80%
Oil & Gas
Ecopetrol SA	8.625%		1/19/2029		74,000	78,955

Denmark 1.00%
Banks
Danske Bank AS(a)	0.75% (1 yr. EURIBOR ICE Swap + 0.88%	)#	6/9/2029	EUR	100,000	97,895

France 3.37%
Commercial Services 1.10%
Bureau Veritas SA(a)	1.875%		1/6/2025	EUR	100,000	108,057
Environmental Control 1.08%
Paprec Holding SA(a)	3.50%		7/1/2028	EUR	100,000	106,537
Miscellaneous Manufacturing 0.11%
Calderys Financing LLC†	11.25%		6/1/2028		$10,000	10,486
Water 1.08%
Suez SACA(a)	1.875%		5/24/2027	EUR	100,000	105,686
Total France						330,766

44	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Germany 1.11%
Retail
Douglas GmbH(a)	6.00%	4/8/2026	EUR	100,000	$109,422

Guatemala 0.26%
Beverages
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%	4/27/2029		$27,000	25,384

Ireland 0.79%
Diversified Financial Services Avolon Holdings Funding Ltd.†	2.125%	2/21/2026		72,000	66,761
GGAM Finance Ltd.†	8.00%	2/15/2027		10,000	10,263
Total Ireland					77,024

Luxembourg 0.96%
Equity Real Estate
Logicor Financing SARL(a)	1.625%	1/17/2030	EUR	100,000	94,673

Mexico 0.53%
Oil & Gas
Petroleos Mexicanos	6.70%	2/16/2032		$62,000	51,519

Slovenia 1.07%
Internet
United Group BV†(a)	5.25%	2/1/2030	EUR	100,000	104,934

Spain 1.10%
Telecommunications
Lorca Telecom Bondco SA†(a)	4.00%	9/18/2027	EUR	100,000	108,049

Supranational 0.39%
Multi-National
International Finance Corp.(a)	0.375%	9/10/2025	NZD	65,000	38,112

United Arab Emirates 1.24%
Pipelines
Galaxy Pipeline Assets Bidco Ltd.†	1.75%	9/30/2027		$129,320	121,843

United Kingdom 6.88%
Agriculture 0.60%
BAT Capital Corp.	3.222%	8/15/2024		42,000	41,332
BAT Capital Corp.	6.343%	8/2/2030		17,000	17,863
					59,195

See Notes to Financial Statements.	45

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
United Kingdom (continued)
Apparel 1.05%
Chanel Ceres PLC(a)	0.50%		7/31/2026	EUR	100,000	$102,964
Commercial Services 2.29%
AA Bond Co. Ltd.(a)	6.50%		1/31/2026	GBP	100,000	121,729
BCP V Modular Services Finance II PLC(a)	4.75%		11/30/2028	EUR	100,000	102,847
						224,576
Electric 0.32%
National Grid PLC	5.809%		6/12/2033		$30,000	31,550
Engineering & Construction 1.36%
Heathrow Funding Ltd.(a)	6.75%		12/3/2028	GBP	100,000	134,171
Entertainment 1.26%
CPUK Finance Ltd.(a)	3.588%		2/28/2042	GBP	100,000	123,391
Total United Kingdom						675,847

United States 33.47%
Aerospace/Defense 0.87%
HEICO Corp.	5.35%		8/1/2033		$15,000	15,366
L3Harris Technologies, Inc.	5.40%		7/31/2033		32,000	33,287
Spirit AeroSystems, Inc.†	9.75%		11/15/2030		12,000	12,915
TransDigm, Inc.	4.625%		1/15/2029		15,000	14,092
Triumph Group, Inc.	7.75%		8/15/2025		10,000	9,975
						85,635
Agriculture 0.51%
Cargill, Inc.†	4.00%		6/22/2032		27,000	25,683
Philip Morris International, Inc.	5.625%		11/17/2029		23,000	24,134
						49,817
Airlines 0.18%
American Airlines, Inc.†	7.25%		2/15/2028		10,000	10,124
American Airlines, Inc.†	8.50%		5/15/2029		7,000	7,396
						17,520
Auto Manufacturers 0.13%
JB Poindexter & Co., Inc.†	8.75%		12/15/2031		12,000	12,255
Auto Parts & Equipment 0.10%
Tenneco, Inc.†	8.00%		11/17/2028		12,000	10,256
Banks 5.78%
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032		37,000	31,256
Bank of America Corp.	3.841% (SOFR + 1.11%	)#	4/25/2025		35,000	34,781

46	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
United States (continued)
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029		$25,000	$23,899
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%	)#	7/26/2030		20,000	19,876
Citigroup, Inc.	2.561% (SOFR + 1.17%	)#	5/1/2032		70,000	58,429
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030		53,000	50,341
Citigroup, Inc.	4.14% (SOFR + 1.37%	)#	5/24/2025		10,000	9,942
Freedom Mortgage Corp.†	12.25%		10/1/2030		10,000	10,986
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032		8,000	6,576
Goldman Sachs Group, Inc.	3.272% (3 mo. USD Term SOFR + 1.46%	)#	9/29/2025		36,000	35,395
JPMorgan Chase & Co.	2.58% (3 mo. USD Term SOFR + 1.25%	)#	4/22/2032		88,000	74,475
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033		25,000	21,432
M&T Bank Corp.	5.053% (SOFR + 1.85%	)#	1/27/2034		14,000	13,271
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032		25,000	20,416
Morgan Stanley	4.21% (SOFR + 1.61%	)#	4/20/2028		16,000	15,646
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030		52,000	50,685
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034		15,000	14,375
U.S. Bancorp	4.967% (SOFR + 2.11%	)#	7/22/2033		38,000	36,043
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033		25,000	21,844
Wells Fargo & Co.	5.389% (SOFR + 2.02%	)#	4/24/2034		18,000	18,089
						567,757
Beverages 1.11%
Molson Coors Beverage Co.(a)	1.25%		7/15/2024	EUR	100,000	108,757
Biotechnology 0.24%
Amgen, Inc.	5.25%		3/2/2030		$23,000	23,655
Building Materials 0.43%

See Notes to Financial Statements.	47

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
United States (continued)
Carrier Global Corp.†	5.90%		3/15/2034		$9,000	$9,738
Eco Material Technologies, Inc.†	7.875%		1/31/2027		12,000	12,015
Griffon Corp.	5.75%		3/1/2028		10,000	9,838
Standard Industries, Inc.†	4.375%		7/15/2030		12,000	11,035
						42,626
Chemicals 0.74%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		11,000	10,275
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025		47,000	43,535
Rain Carbon, Inc.†	12.25%		9/1/2029		19,000	18,596
						72,406
Coal 0.11%
SunCoke Energy, Inc.†	4.875%		6/30/2029		12,000	10,812
Commercial Services 0.10%
Alta Equipment Group, Inc.†	5.625%		4/15/2026		10,000	9,658
Computers 1.29%
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028		12,000	11,316
International Business Machines Corp.(a)	3.75%		2/6/2035	EUR	100,000	115,534
						126,850
Diversified Financial Services 0.78%
AG Issuer LLC†	6.25%		3/1/2028		$14,000	13,932
Aircastle Ltd.†	2.85%		1/26/2028		20,000	17,862
Aviation Capital Group LLC†	6.25%		4/15/2028		19,000	19,396
Navient Corp.	11.50%		3/15/2031		14,000	15,347
OneMain Finance Corp.	5.375%		11/15/2029		11,000	10,316
						76,853
Electric 2.33%
AEP Texas, Inc.	5.40%		6/1/2033		12,000	12,193
Calpine Corp.†	5.125%		3/15/2028		11,000	10,554
Constellation Energy Generation LLC	6.25%		10/1/2039		18,000	19,296
Duke Energy Corp.	4.50%		8/15/2032		35,000	33,905
Duke Energy Indiana LLC	5.40%		4/1/2053		12,000	12,249
IPALCO Enterprises, Inc.	4.25%		5/1/2030		25,000	23,146
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029		23,000	20,063
NextEra Energy Operating Partners LP†	7.25%		1/15/2029		12,000	12,570
Oklahoma Gas & Electric Co.	5.40%		1/15/2033		13,000	13,530
Oncor Electric Delivery Co. LLC†	5.65%		11/15/2033		19,000	20,254
Southern Co.	4.475%	(b)	8/1/2024		42,000	41,669
Vistra Operations Co. LLC†	4.375%		5/1/2029		10,000	9,346
						228,775

48	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
United States (continued)
Electronics 1.14%
Honeywell International, Inc.(a)	3.50%	5/17/2027	EUR	100,000	$112,234
Engineering & Construction 0.13%
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028		$14,000	13,069
Entertainment 0.21%
Cinemark USA, Inc.†	5.25%	7/15/2028		11,000	10,102
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		11,000	10,350
					20,452
Food 0.11%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		12,000	10,910
Gas 0.55%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030		27,000	22,441
Southwest Gas Corp.	4.05%	3/15/2032		34,000	31,882
					54,323
Health Care-Products 0.11%
Medline Borrower LP†	3.875%	4/1/2029		12,000	10,864
Health Care-Services 2.34%
Catalent Pharma Solutions, Inc.†	5.00%	7/15/2027		11,000	10,639
Centene Corp.	3.375%	2/15/2030		65,000	58,402
Centene Corp.	4.25%	12/15/2027		15,000	14,465
CHS/Community Health Systems, Inc.†	5.625%	3/15/2027		11,000	10,235
Elevance Health, Inc.	5.50%	10/15/2032		23,000	24,062
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028		10,000	10,388
Humana, Inc.	5.875%	3/1/2033		30,000	31,974
LifePoint Health, Inc.†	9.875%	8/15/2030		10,000	10,118
Molina Healthcare, Inc.†	3.875%	11/15/2030		11,000	9,900
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026		10,000	9,932
UnitedHealth Group, Inc.	4.00%	5/15/2029		40,000	39,435
					229,550
Insurance 0.39%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027		10,000	9,975
Assurant, Inc.	2.65%	1/15/2032		13,000	10,520
New York Life Global Funding†	4.55%	1/28/2033		18,000	17,757
					38,252

See Notes to Financial Statements.	49

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
United States (continued)
Internet 0.74%
Amazon.com, Inc.	4.70%	12/1/2032	$33,000	$33,923
EquipmentShare.com, Inc.†	9.00%	5/15/2028	19,000	19,572
Netflix, Inc.	5.875%	2/15/2025	6,000	6,053
Netflix, Inc.	5.875%	11/15/2028	12,000	12,664
				72,212
Iron-Steel 0.13%
U.S. Steel Corp.	6.65%	6/1/2037	12,000	12,588
Leisure Time 0.54%
Carnival Corp.†	6.00%	5/1/2029	22,000	21,185
Lindblad Expeditions Holdings, Inc.†	9.00%	5/15/2028	10,000	10,385
NCL Corp. Ltd.†	5.875%	2/15/2027	11,000	10,912
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	11,000	10,896
				53,378
Lodging 0.23%
Wyndham Hotels & Resorts, Inc.†	4.375%	8/15/2028	12,000	11,229
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	12,000	11,687
				22,916
Media 1.04%
AMC Networks, Inc.	4.25%	2/15/2029	8,000	6,113
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	22,000	20,135
DISH Network Corp.†	11.75%	11/15/2027	14,000	14,626
FactSet Research Systems, Inc.	3.45%	3/1/2032	45,000	40,336
Gray Escrow II, Inc.†	5.375%	11/15/2031	14,000	10,578
Nexstar Media, Inc.†	4.75%	11/1/2028	11,000	10,145
				101,933
Metal Fabricate-Hardware 0.12%
Advanced Drainage Systems, Inc.†	6.375%	6/15/2030	12,000	12,098
Mining 0.10%
Hecla Mining Co.	7.25%	2/15/2028	10,000	10,057
Miscellaneous Manufacturing 0.10%
LSB Industries, Inc.†	6.25%	10/15/2028	10,000	9,499
Oil & Gas 3.43%
Callon Petroleum Co.†	8.00%	8/1/2028	11,000	11,246
CITGO Petroleum Corp.†	8.375%	1/15/2029	11,000	11,321
Civitas Resources, Inc.†	8.375%	7/1/2028	19,000	19,859
Comstock Resources, Inc.†	6.75%	3/1/2029	12,000	10,989
Continental Resources, Inc.†	5.75%	1/15/2031	62,000	61,762

50	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
United States (continued)
Crescent Energy Finance LLC†	9.25%	2/15/2028		$10,000	$10,383
Diamondback Energy, Inc.	3.125%	3/24/2031		52,000	46,244
EQT Corp.	7.00%	2/1/2030		55,000	59,093
Occidental Petroleum Corp.	6.125%	1/1/2031		29,000	30,143
Ovintiv, Inc.	6.50%	2/1/2038		21,000	21,700
Permian Resources Operating LLC†	8.00%	4/15/2027		10,000	10,375
Rockcliff Energy II LLC†	5.50%	10/15/2029		11,000	10,411
Transocean, Inc.†	8.00%	2/1/2027		15,000	14,640
Valaris Ltd.†	8.375%	4/30/2030		10,000	10,254
Vital Energy, Inc.	9.50%	1/15/2025		2,000	2,002
Vital Energy, Inc.	9.75%	10/15/2030		6,000	6,224
					336,646
Packaging & Containers 1.37%
Crown European Holdings SA†(a)	5.00%	5/15/2028	EUR	100,000	114,694
LABL, Inc.†	9.50%	11/1/2028		$9,000	9,101
Owens-Brockway Glass Container, Inc.†	7.25%	5/15/2031		11,000	11,167
					134,962
Pharmaceuticals 0.74%
BellRing Brands, Inc.†	7.00%	3/15/2030		10,000	10,358
Cigna Group	4.375%	10/15/2028		11,000	10,916
CVS Health Corp.	1.75%	8/21/2030		62,000	51,243
					72,517
Pipelines 0.42%
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%	6/1/2028		11,000	10,402
NGPL PipeCo LLC†	3.25%	7/15/2031		24,000	20,851
Venture Global LNG, Inc.†	8.375%	6/1/2031		10,000	10,010
					41,263
Real Estate 0.21%
Cushman & Wakefield U.S. Borrower LLC†	6.75%	5/15/2028		10,000	9,960
Kennedy-Wilson, Inc.	4.75%	2/1/2030		13,000	10,554
					20,514
REITS 1.05%
American Tower Corp.	3.80%	8/15/2029		42,000	39,916
American Tower Corp.	5.55%	7/15/2033		12,000	12,424
Crown Castle, Inc.	3.30%	7/1/2030		56,000	50,248
					102,588

See Notes to Financial Statements.	51

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
United States (continued)
Retail 0.40%
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%		4/26/2028	$10,000	$10,658
Gap, Inc.†	3.875%		10/1/2031	13,000	10,725
Macy’s Retail Holdings LLC†	5.875%		4/1/2029	11,000	10,572
Raising Cane’s Restaurants LLC†	9.375%		5/1/2029	7,000	7,479
					39,434
Semiconductors 0.11%
Entegris, Inc.†	3.625%		5/1/2029	12,000	10,851
Software 1.34%
Cloud Software Group, Inc.†	6.50%		3/31/2029	11,000	10,486
Intuit, Inc.	5.50%		9/15/2053	12,000	13,135
Oracle Corp.	6.25%		11/9/2032	55,000	59,855
ROBLOX Corp.†	3.875%		5/1/2030	12,000	10,713
Workday, Inc.	3.80%		4/1/2032	40,000	37,270
					131,459
Telecommunications 1.45%
AT&T, Inc.	5.40%		2/15/2034	39,000	40,237
Frontier Communications Holdings LLC†	5.00%		5/1/2028	23,000	21,277
Lumen Technologies, Inc.†	4.00%		2/15/2027	13,000	8,402
Sprint Capital Corp.	6.875%		11/15/2028	15,000	16,264
T-Mobile USA, Inc.	3.875%		4/15/2030	48,000	45,531
Viasat, Inc.†	5.625%		9/15/2025	11,000	10,736
					142,447
Transportation 0.11%
Rand Parent LLC†	8.50%		2/15/2030	11,000	10,532
Trucking & Leasing 0.16%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	16,000	15,399
Total United States					3,286,579
Total Corporate Bonds (cost $5,355,293)					5,405,964

FLOATING RATE LOANS(c) 0.00%

Health Services
Wellpath Holdings, Inc. 2018 1st Lien Term Loan (cost $103)	11.11% - 11.32% (1 mo. USD Term SOFR + 5.50% (6 mo. USD Term SOFR + 5.50%	) )	10/1/2025	29	25

52	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 25.19%

Australia 0.39%
Queensland Treasury Corp.(a)	1.50%	3/2/2032	AUD	70,000	$38,596

Canada 1.02%
Province of Ontario	3.05%	1/29/2024		$100,000	99,821

China 7.62%
China Development Bank(a)	2.73%	1/11/2028	CNY	1,400,000	199,446
China Development Bank(a)	3.07%	3/10/2030	CNY	650,000	93,842
China Development Bank(a)	3.09%	6/18/2030	CNY	1,300,000	187,811
China Development Bank(a)	3.48%	1/8/2029	CNY	1,000,000	147,049
China Development Bank(a)	3.68%	2/26/2026	CNY	600,000	87,128
China Government Bonds(a)	3.86%	7/22/2049	CNY	200,000	33,042
Total China					748,318

Colombia 0.63%
Colombia TES(a)	7.50%	8/26/2026	COP	250,000,000	61,730

Dominican Republic 1.50%
Dominican Republic International Bonds†	5.50%	2/22/2029		$150,000	147,000

France 1.12%
Action Logement Services(a)	0.50%	10/30/2034	EUR	100,000	84,942
French Republic Government Bonds OAT(a)	0.75%	5/25/2052	EUR	40,000	25,365
Total France					110,307

Germany 1.33%
Bundesrepublik Deutschland Bundesanleihe(a)	Zero Coupon	8/15/2052	EUR	40,000	23,568
Bundesrepublik Deutschland Bundesanleihe(a)	3.25%	7/4/2042	EUR	85,000	107,280
Total Germany					130,848

Indonesia 0.88%
Indonesia Government International Bonds(a)	1.30%	3/23/2034	EUR	100,000	86,991

Italy 2.44%
Italy Buoni Poliennali Del Tesoro(a)	3.40%	4/1/2028	EUR	100,000	112,478
Italy Buoni Poliennali Del Tesoro(a)	4.20%	3/1/2034	EUR	110,000	126,914
Total Italy					239,392

Japan 4.36%
Japan Bank for International Cooperation(a)	1.50%	6/1/2029	EUR	100,000	103,811
Japan Government Ten Year Bonds(a)	0.10%	3/20/2028	JPY	18,000,000	127,347

See Notes to Financial Statements.	53

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Japan (continued)
Japan Government Ten Year Bonds(a)	0.10%	12/20/2031	JPY	14,000,000	$96,422
Japan Government Thirty Year Bonds(a)	1.40%	9/20/2052	JPY	15,000,000	100,460
Total Japan					428,040

Netherlands 1.15%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV(a)	3.00%	10/25/2027	EUR	100,000	112,892

South Africa 0.16%
Republic of South Africa Government Bonds(a)	8.75%	2/28/2048	ZAR	396,000	15,970

Spain 0.16%
Spain Government Bonds(a)	1.00%	7/30/2042	EUR	21,000	15,567

Supranational 0.57%
European Bank for Reconstruction & Development(a)	Zero Coupon	1/10/2024	EUR	51,000	56,260

Turkey 0.57%
Turkiye Government International Bonds	7.375%	2/5/2025		$55,000	56,037

United Kingdom 1.29%
U.K. Gilts(a)	0.875%	7/31/2033	GBP	55,000	54,897
U.K. Gilts(a)	3.75%	10/22/2053	GBP	60,000	71,435
Total United Kingdom					126,332
Total Foreign Government Obligations (cost $2,570,289)					2,474,101

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 9.19%
Federal Home Loan Mortgage Corp.	3.50%	2/1/2046		$17,185	16,217
Federal National Mortgage Association	2.50%	9/1/2051		82,638	71,058
Federal National Mortgage Association	3.00%	10/1/2050		93,583	83,940
Federal National Mortgage Association	3.50%	4/1/2052		35,896	33,382
Federal National Mortgage Association	4.00%	5/1/2052		36,240	34,767
Government National Mortgage Association(d)	3.00%	TBA		31,000	28,091
Government National Mortgage Association(d)	3.50%	TBA		15,000	13,971
Government National Mortgage Association(d)	4.00%	TBA		13,000	12,419
Government National Mortgage Association(d)	4.50%	TBA		4,000	3,904
Government National Mortgage Association(d)	5.00%	TBA		101,000	100,327
Government National Mortgage Association(d)	5.50%	TBA		57,000	57,401
Government National Mortgage Association(d)	6.00%	TBA		125,000	127,075
Government National Mortgage Association(d)	6.50%	TBA		39,000	39,890
Uniform Mortgage-Backed Security(d)	3.50%	TBA		41,000	37,656
Uniform Mortgage-Backed Security(d)	4.00%	TBA		25,000	23,669

54	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(d)	5.00%		TBA	$11,000	$11,071
Uniform Mortgage-Backed Security(d)	5.50%		TBA	52,000	52,733
Uniform Mortgage-Backed Security(d)	6.00%		TBA	72,000	73,259
Uniform Mortgage-Backed Security(d)	6.50%		TBA	61,000	62,508
Uniform Mortgage-Backed Security(d)	7.00%		TBA	19,000	19,581
Total Government Sponsored Enterprises Pass-Throughs (cost $906,315)					902,919

MUNICIPAL BONDS 0.23%

Transportation
Metropolitan Transportation Authority NY (cost $26,668)	6.668%		11/15/2039	20,000	22,097

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.67%
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.433% (1 mo. USD Term SOFR + 1.07%	)#	11/15/2034	11,000	8,633
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.787% (1 mo. USD Term SOFR + 1.42%	)#	11/15/2034	10,000	5,757
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	6.287% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	24,064	23,788
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	7.637% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	24,714	25,142
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.887% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	29,412	30,184
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.737% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	8,579	8,750
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.637% (30 day USD SOFR Average + 2.30%	)#	1/25/2043	26,016	26,651
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(e)	1/26/2060	11,783	11,276
Verus Securitization Trust Series 2020-5 Class A1†	1.218%	(b)	5/25/2065	25,900	24,034
Total Non-Agency Commercial Mortgage-Backed Securities (cost $171,101)					164,215

See Notes to Financial Statements.	55

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 5.00%
U.S. Treasury Bonds	1.125%	8/15/2040	$228,000	$145,653
U.S. Treasury Bonds	4.125%	8/15/2053	159,000	160,764
U.S. Treasury Bonds(f)	4.75%	11/15/2043	171,800	184,336
Total U.S. Treasury Obligations (cost $477,152)				490,753
Total Long-Term Investments (cost $10,154,111)				10,110,938

SHORT-TERM INVESTMENTS 2.87%

U.S. TREASURY OBLIGATIONS 1.01%
U.S. Treasury Bills (cost $99,067)	Zero Coupon	3/5/2024	100,000	99,091

REPURCHASE AGREEMENTS 1.86%
Repurchase Agreement dated 12/29/2023, 5.420% due 1/2/2024 with Barclays Bank PLC collateralized by $211,000 of U.S. Treasury Note at 1.000% due 07/31/2028; value: $186,165; proceeds: $182,625 (cost $182,515)			182,515	182,515
Total Short-Term Investments (cost $281,582)				281,606
Total Investments in Securities 105.83% (cost $10,435,693)				10,392,544
Other Assets and Liabilities – Net(g) (5.83)%				(572,077)
Net Assets 100.00%				$9,820,467

AUD	Australian Dollar.
CNY	Chinese Yuan Renminbi.
COP	Colombian Peso.
EUR	Euro.
GBP	British Pound.
JPY	Japanese Yen.
NZD	New Zealand Dollar.
ZAR	South African Rand.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2023, the total value of Rule 144A securities was $2,487,130, which represents 25.33% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2023.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Step Bond – Security with a predetermined schedule of interest rate changes.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the Secured Overnight Financing Rate (“SOFR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at December 31, 2023.
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

56	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2023

(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	Security has been fully or partially segregated for open reverse repurchase agreements as of December 31, 2023 (See Note 2(o)).
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at December 31, 2023(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation(3)	Value
Markit CDX.EM.39(4)(5)	Goldman Sachs	1.00%	6/20/2028	$100,000	$(5,116)	$ 3,106	$(2,010)
Markit CDX.NA.HY.41(4)(6)	Goldman Sachs	5.00%	12/20/2028	175,230	(224)	10,446	10,222
					$(5,340)	$13,552	$ 8,212

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes amounted to $13,552. Total unrealized depreciation on Credit Default Swap Contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of emerging market securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swap Contracts on Indexes, which is comprised of a basket of high yield securities.

Forward Foreign Currency Exchange Contracts at December 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Morgan Stanley	2/23/2024	140,000	$92,906	$95,554	$2,648
Brazilian real	Buy	Goldman Sachs	2/28/2024	400,000	80,412	81,912	1,500
Canadian dollar	Buy	Morgan Stanley	2/9/2024	336,000	245,320	253,709	8,389
Chinese yuan renminbi	Buy	State Street Bank and Trust	1/31/2024	757,000	103,850	106,874	3,024
Indonesian rupiah	Buy	State Street Bank and Trust	2/7/2024	1,400,000,000	89,561	90,943	1,382
Japanese yen	Buy	State Street Bank and Trust	2/16/2024	116,100,000	776,875	828,834	51,959
Mexican peso	Buy	State Street Bank and Trust	3/7/2024	564,000	32,322	32,872	550
South Korean won	Buy	State Street Bank and Trust	2/20/2024	147,700,000	112,822	114,374	1,552
Swedish krona	Buy	Barclays Bank PLC	2/8/2024	367,000	33,827	36,439	2,612
Swiss franc	Buy	Morgan Stanley	2/22/2024	44,000	50,217	52,581	2,364
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$75,980

See Notes to Financial Statements.	57

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2023

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	State Street Bank and Trust	2/23/2024	160,000	$201,222	$203,999	$(2,777)
Colombian peso		Sell Morgan Stanley	3/1/2024	210,000,000	52,585	53,570	(985)
Euro		Sell Morgan Stanley	2/28/2024	98,000	108,266	108,426	(160)
Euro	Sell	State Street Bank and Trust	2/28/2024	174,000	188,471	192,511	(4,040)
Japanese yen	Sell	State Street Bank and Trust	2/16/2024	19,200,000	$137,055	$137,068	$(13)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(7,975)

Futures Contracts at December 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2024	3	Long	$611,309	$617,742	$6,433

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	March 2024	3	Short	$(337,455)	$(354,047)	$(16,592)
U.S. 5-Year Treasury Note	March 2024	7	Short	(746,000)	(761,414)	(15,414)
Total Unrealized Depreciation on Futures Contracts						$(32,006)

Reverse Repurchase Agreement Payable as of December 31, 2023:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)		Trade Date	Maturity Date	Fair Value(2)
Barclays Bank PLC	$182,108	$171,800 principal, U.S. Treasury Bonds at 4.75% due 11/15/2043, $184,336 fair value	(1.20%	)	12/29/2023	1/02/2024	$182,090

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $18.

58	See Notes to Financial Statements.

Schedule of Investments (concluded)

GLOBAL BOND FUND December 31, 2023

The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$650,864	$–	$650,864
Corporate Bonds	–	5,405,964	–	5,405,964
Floating Rate Loans	–	25	–	25
Foreign Government Obligations	–	2,474,101	–	2,474,101
Government Sponsored Enterprises Pass-Throughs	–	902,919	–	902,919
Municipal Bonds	–	22,097	–	22,097
Non-Agency Commercial Mortgage-Backed Securities	–	164,215	–	164,215
U.S. Treasury Obligations	–	490,753	–	490,753
Short-Term Investments
U.S. Treasury Obligations	–	99,091	–	99,091
Repurchase Agreements	–	182,515	–	182,515
Total	$–	$10,392,544	$–	$10,392,544
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$10,222	$–	$10,222
Liabilities	–	(2,010)	–	(2,010)
Forward Foreign Currency Exchange Contracts
Assets	–	75,980	–	75,980
Liabilities	–	(7,975)	–	(7,975)
Futures Contracts
Assets	6,433	–	–	6,433
Liabilities	(32,006)	–	–	(32,006)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(182,090)	–	(182,090)
Total	$(25,573)	$(105,873)	$–	$(131,446)

(1)	Refer to Note 2(s) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	59

Statements of Assets and Liabilities

December 31, 2023

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
ASSETS:
Investments in securities, at cost	$125,982,597	$33,578,558
Investments in securities, at fair value	$112,900,048	$31,284,350
Cash	6	11
Deposits with brokers for futures collateral	407,569	56,874
Deposits with brokers for forwards and swaps collateral	–	–
Foreign cash, at value (cost $4,715, $0 and $787, respectively)	4,799	–
Receivables:
Interest and dividends	1,999,397	544,655
Capital shares sold	556,534	140,162
Variation margin for futures contracts	16,471	562
From advisor (See Note 3)	35	30,813
Investment securities sold	–	–
Unrealized appreciation on forward foreign currency exchange contracts	–	–
Prepaid expenses and other assets	37,091	50,582
Total assets	115,921,950	32,108,009
LIABILITIES:
Payables:
Capital shares reacquired	196,977	90,945
Management fee	48,519	18,734
Directors’ fees	47,294	5,453
12b-1 distribution plan	9,048	3,322
Fund administration	3,882	1,070
Investment securities purchased	–	–
Variation margin for centrally cleared swap contracts agreements	–	–
Reverse repurchase agreement payable, at fair value	–	–
Unrealized depreciation on forward foreign currency exchange contracts	18,594	2,136
Distributions payable	539,498	137,352
Accrued expenses and other liabilities	93,786	60,109
Total liabilities	957,598	319,121
NET ASSETS	$114,964,352	$31,788,888
COMPOSITION OF NET ASSETS:
Paid-in capital	$265,887,419	$48,117,707
Total distributable earnings (loss)	(150,923,067)	(16,328,819)
Net Assets	$114,964,352	$31,788,888

60	See Notes to Financial Statements.

Global Bond Fund

$10,435,693
$10,392,544
20,555
18,987
22,754
30

122,385
2,890
77
33,598
876,486

75,980
46,900
11,613,186

180
3,656
1,300
989
340
1,505,668

98
182,090

7,975
34,527
55,896
1,792,719
$9,820,467

$11,750,603
(1,930,136)
$9,820,467

See Notes to Financial Statements.	61

Statements of Assets and Liabilities (concluded)

December 31, 2023

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Net assets by class:
Class A Shares	$8,152,310	$6,213,737
Class C Shares	$383,530	$1,628,394
Class F Shares	$426,476	$959,559
Class F3 Shares	$460,803	$9,917
Class I Shares	$105,022,015	$22,503,957
Class R3 Shares	$151,154	$137,244
Class R4 Shares	$63,985	$11,287
Class R5 Shares	$9,593	$11,149
Class R6 Shares	$294,486	$313,644
Outstanding shares by class:
Class A Shares (534, 513 and 770 million shares of common stock authorized, $.001 par value)	1,958,401	474,599
Class C Shares (100, 85 and 100 million shares of common stock authorized, $.001 par value)	91,559	124,367
Class F Shares (200.25, 114 and 192.5 million shares of common stock authorized, $.001 par value)	102,337	73,272
Class F3 Shares (66.75, 57 and 192.5 million shares of common stock authorized, $.001 par value)	110,863	758
Class I Shares (300.37, 228 and 385 million shares of common stock authorized, $.001 par value)	25,261,673	1,721,640
Class R3 Shares (26.72, 28.6 and 28.87 million shares of common stock authorized, $.001 par value)	36,371	10,485
Class R4 Shares (26.72, 28.6 and 28.87 million shares of common stock authorized, $.001 par value)	15,392	862
Class R5 Shares (26.72, 28.6 and 28.87 million shares of common stock authorized, $.001 par value)	2,308	852
Class R6 Shares (26.72, 28.6 and 178.37 million shares of common stock authorized, $.001 par value)	70,834	23,958
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$4.16	$13.09
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$4.26	$13.39
Class C Shares-Net asset value	$4.19	$13.09
Class F Shares-Net asset value*	$4.17	$13.10
Class F3 Shares-Net asset value*	$4.16	$13.09
Class I Shares-Net asset value	$4.16	$13.07
Class R3 Shares-Net asset value	$4.16	$13.09
Class R4 Shares-Net asset value	$4.16	$13.09
Class R5 Shares-Net asset value	$4.16	$13.09
Class R6 Shares-Net asset value	$4.16	$13.09

*	Net asset value may not recalculate due to rounding of fractional shares.

62	See Notes to Financial Statements.

Global Bond Fund

$2,203,731
$241,629
$1,931,647
$1,327,052
$1,803,048
$258,376
$219,769
$220,716
$1,614,499

266,675

29,241

233,762

160,608

218,217

31,267

26,595

26,712

195,403

$8.26

$8.45
$8.26
$8.26
$8.26
$8.26
$8.26
$8.26
$8.26
$8.26

See Notes to Financial Statements.	63

Statements of Operations

For the Year Ended December 31, 2023

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Investment income:
Dividends	$–	$2,097
Interest and other (net of foreign withholding taxes of $3,352, $430 and $358, respectively)	7,139,620	2,159,294
Total investment income	7,139,620	2,161,391
Expenses:
Management fee	583,067	263,635
12b-1 distribution plan–Class A	16,476	12,662
12b-1 distribution plan–Class C	3,872	13,210
12b-1 distribution plan–Class F	547	4,777
12b-1 distribution plan–Class R3	749	665
12b-1 distribution plan–Class R4	101	28
Registration	125,573	126,672
Professional	83,374	61,477
Fund administration	46,645	15,065
Reports to shareholders	25,968	15,061
Shareholder servicing	17,996	38,049
Custody	4,909	6,473
Directors’ fees	3,419	1,168
Other	28,485	15,447
Gross expenses	941,181	574,389
Expense reductions (See Note 9)	(117)	(397)
Fees waived and expenses reimbursed (See Note 3)	(5,456)	(222,959)
Net expenses	935,608	351,033
Net investment income	6,204,012	1,810,358
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(11,507,206)	(3,261,625)
Net realized gain (loss) on futures contracts	307,086	68,587
Net realized gain (loss) on forward foreign currency exchange contracts	(20,155)	(2,675)
Net realized gain (loss) on swap contracts	(5,981)	–
Net realized gain (loss) on foreign currency related transactions	21,657	7,203
Net change in unrealized appreciation/depreciation on investments	17,049,629	3,793,588
Net change in unrealized appreciation/depreciation on futures contracts	(351,239)	(77,529)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(4,074)	651
Net change in unrealized appreciation/depreciation on swap contracts	–	–
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	2,644	(592)
Net realized and unrealized gain (loss)	5,492,361	527,608
Net Increase in Net Assets Resulting From Operations	$11,696,373	$2,337,966

64	See Notes to Financial Statements.

Global Bond Fund

$–

443,743
443,743

42,099
4,790
1,923
1,881
1,247
534
127,842
80,251
3,916
1,701
659
6,627
500
14,054
288,024
(62)
(222,777)
65,185
378,558

(303,521)
17,712

(160,095)
9,435
31,555
677,856

(46,675)

9,404

12,140

(929)
246,882
$625,440

See Notes to Financial Statements.	65

Statements of Changes in Net Assets

	Emerging Markets Bond Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Operations:
Net investment income	$6,204,012	$7,695,748
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, OTC options written, swap contracts and foreign currency related transactions	(11,204,599)	(15,287,560)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, OTC options written, swap contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	16,696,960	(25,186,045)
Net increase (decrease) in net assets resulting from operations	11,696,373	(32,777,857)
Distributions to shareholders:
Class A	(431,080)	(467,848)
Class C	(20,878)	(31,036)
Class F	(29,284)	(75,877)
Class F3	(26,090)	(48,988)
Class I	(5,790,081)	(7,344,392)
Class R3	(7,479)	(6,471)
Class R4	(2,112)	(2,591)
Class R5	(500)	(479)
Class R6	(20,460)	(20,864)
Return of capital:
Class A	–	–
Class C	–	–
Class F	–	–
Class F3	–	–
Class I	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Total distributions to shareholders	(6,327,964)	(7,998,546)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	13,030,014	5,435,537
Reinvestment of distributions	6,277,398	7,949,236
Cost of shares reacquired	(32,074,125)	(57,985,684)
Net decrease in net assets resulting from capital share transactions	(12,766,713)	(44,600,911)
Net increase (decrease) in net assets	(7,398,304)	(85,377,314)
NET ASSETS:
Beginning of year	$122,362,656	$207,739,970
End of year	$114,964,352	$122,362,656

66	See Notes to Financial Statements.

Emerging Markets Corporate Debt Fund		Global Bond Fund
For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022

$1,810,358	$2,955,102	$378,558	$295,476

(3,188,510)	(7,825,786)	(404,914)	(1,511,930)

3,716,118	(5,820,612)	651,796	(619,882)
2,337,966	(10,691,296)	625,440	(1,836,336)

(309,250)	(363,722)	(96,372)	(45,739)
(68,224)	(58,085)	(8,108)	(3,620)
(231,522)	(1,861,492)	(79,564)	(37,748)
(508)	(485)	(54,637)	(25,624)
(1,247,517)	(807,883)	(73,968)	(33,984)
(6,115)	(7,844)	(9,300)	(4,064)
(534)	(571)	(8,506)	(3,889)
(605)	(815)	(9,080)	(4,249)
(15,212)	(11,621)	(66,090)	(30,492)

–	–	–	(30,189)
–	–	–	(2,389)
–	–	–	(24,915)
–	–	–	(16,913)
–	–	–	(22,430)
–	–	–	(2,683)
–	–	–	(2,566)
–	–	–	(2,805)
–	–	–	(20,126)
(1,879,487)	(3,112,518)	(405,625)	(314,425)

34,846,342	37,650,078	364,482	209,827
1,864,848	3,101,086	32,646	27,897
(52,913,961)	(58,601,991)	(556,329)	(332,345)

(16,202,771)	(17,850,827)	(159,201)	(94,621)
(15,744,292)	(31,654,641)	60,614	(2,245,382)

$47,533,180	$79,187,821	$9,759,853	$12,005,235
$31,788,888	$47,533,180	$9,820,467	$9,759,853

See Notes to Financial Statements.	67

Financial Highlights

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
12/31/2023	$3.97	$0.20	$0.20	$0.40	$(0.21)	$4.16
12/31/2022	4.95	0.19	(0.97)	(0.78)	(0.20)	3.97
12/31/2021	5.31	0.20	(0.35)	(0.15)	(0.21)	4.95
12/31/2020	5.29	0.21	0.03	0.24	(0.22)	5.31
12/31/2019	4.80	0.25	0.50	0.75	(0.26)	5.29
Class C
12/31/2023	4.00	0.18	0.19	0.37	(0.18)	4.19
12/31/2022	4.98	0.16	(0.97)	(0.81)	(0.17)	4.00
12/31/2021	5.34	0.17	(0.35)	(0.18)	(0.18)	4.98
12/31/2020	5.33	0.19	0.01	0.20	(0.19)	5.34
12/31/2019	4.83	0.22	0.51	0.73	(0.23)	5.33
Class F
12/31/2023	3.98	0.21	0.20	0.41	(0.22)	4.17
12/31/2022	4.95	0.20	(0.96)	(0.76)	(0.21)	3.98
12/31/2021	5.31	0.21	(0.35)	(0.14)	(0.22)	4.95
12/31/2020	5.29	0.22	0.03	0.25	(0.23)	5.31
12/31/2019	4.80	0.26	0.50	0.76	(0.27)	5.29
Class F3
12/31/2023	3.97	0.21	0.20	0.41	(0.22)	4.16
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	3.97
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	4.94
12/31/2020	5.29	0.22	0.03	0.25	(0.24)	5.30
12/31/2019	4.80	0.26	0.50	0.76	(0.27)	5.29
Class I
12/31/2023	3.97	0.21	0.20	0.41	(0.22)	4.16
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	3.97
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	4.94
12/31/2020	5.28	0.22	0.03	0.25	(0.23)	5.30
12/31/2019	4.80	0.26	0.49	0.75	(0.27)	5.28

68	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

10.42	0.99	0.99	5.15	$8,152	53
(15.83)	0.94	0.95	4.59	8,420	33
(2.81)	0.87	0.87	3.89	13,738	56
4.99	0.90	0.91	4.22	13,811	49
15.91	0.96	0.96	4.89	13,433	47

9.68	1.63	1.63	4.44	384	53
(16.26)	1.59	1.60	3.94	546	33
(3.41)	1.52	1.52	3.24	906	56
4.13	1.54	1.55	3.68	1,074	49
15.34	1.58	1.58	4.32	1,441	47

10.62	0.79	0.89	5.25	426	53
(15.45)	0.73	0.84	4.75	940	33
(2.63)	0.66	0.77	4.07	2,581	56
5.17	0.70	0.81	4.37	2,802	49
16.08	0.76	0.86	5.02	5,064	47

10.65	0.78	0.78	5.35	461	53
(15.48)	0.73	0.73	4.79	753	33
(2.63)	0.65	0.66	4.06	1,493	56
5.01	0.70	0.71	4.45	694	49
16.15	0.75	0.75	5.08	710	47

10.64	0.79	0.79	5.34	105,022	53
(15.49)	0.74	0.75	4.78	111,029	33
(2.63)	0.67	0.67	4.09	188,299	56
5.19	0.70	0.71	4.36	282,521	49
15.92	0.76	0.76	5.13	160,122	47

See Notes to Financial Statements.	69

Financial Highlights (concluded)

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R3
12/31/2023	$3.97	$0.19	$0.20	$0.39	$(0.20)	$4.16
12/31/2022	4.94	0.18	(0.96)	(0.78)	(0.19)	3.97
12/31/2021	5.30	0.18	(0.34)	(0.16)	(0.20)	4.94
12/31/2020	5.28	0.20	0.03	0.23	(0.21)	5.30
12/31/2019	4.80	0.24	0.49	0.73	(0.25)	5.28
Class R4
12/31/2023	3.97	0.20	0.20	0.40	(0.21)	4.16
12/31/2022	4.94	0.19	(0.96)	(0.77)	(0.20)	3.97
12/31/2021	5.30	0.20	(0.35)	(0.15)	(0.21)	4.94
12/31/2020	5.29	0.22	0.01	0.23	(0.22)	5.30
12/31/2019	4.80	0.25	0.50	0.75	(0.26)	5.29
Class R5
12/31/2023	3.97	0.21	0.20	0.41	(0.22)	4.16
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	3.97
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	4.94
12/31/2020	5.28	0.22	0.04	0.26	(0.24)	5.30
12/31/2019	4.80	0.26	0.49	0.75	(0.27)	5.28
Class R6
12/31/2023	3.97	0.21	0.20	0.41	(0.22)	4.16
12/31/2022	4.94	0.20	(0.96)	(0.76)	(0.21)	3.97
12/31/2021	5.30	0.21	(0.35)	(0.14)	(0.22)	4.94
12/31/2020	5.29	0.22	0.03	0.25	(0.24)	5.30
12/31/2019	4.80	0.26	0.50	0.76	(0.27)	5.29

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

70	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

10.09	1.29	1.29	4.88	$151	53
(15.92)	1.24	1.25	4.28	130	33
(3.12)	1.16	1.17	3.60	203	56
4.68	1.21	1.22	3.92	198	49
15.59	1.26	1.26	4.63	194	47

10.36	1.05	1.05	5.11	64	53
(15.71)	0.99	1.00	4.50	35	33
(2.88)	0.92	0.93	3.84	64	56
4.74	0.96	0.97	4.32	71	49
15.85	1.02	1.02	4.81	138	47

10.64	0.79	0.79	5.36	10	53
(15.47)	0.72	0.72	4.82	9	33
(2.60)	0.64	0.64	4.13	11	56
5.22	0.68	0.69	4.47	12	49
15.92	0.74	0.74	5.14	12	47

10.65	0.78	0.78	5.29	294	53
(15.48)	0.73	0.74	4.81	502	33
(2.62)	0.66	0.66	4.10	445	56
5.01	0.70	0.71	4.46	363	49
16.15	0.75	0.75	5.11	430	47

See Notes to Financial Statements.	71

Financial Highlights

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
12/31/2023	$12.86	$0.60	$0.25	$0.85	$(0.62)	$13.09
12/31/2022	15.14	0.57	(2.26)	(1.69)	(0.59)	12.86
12/31/2021	15.78	0.53	(0.59)	(0.06)	(0.58)	15.14
12/31/2020	15.54	0.56	0.29 (c)	0.85	(0.61)	15.78
12/31/2019	14.31	0.64	1.27	1.91	(0.68)	15.54
Class C
12/31/2023	12.86	0.52	0.25	0.77	(0.54)	13.09
12/31/2022	15.15	0.48	(2.26)	(1.78)	(0.51)	12.86
12/31/2021	15.78	0.44	(0.59)	(0.15)	(0.48)	15.15
12/31/2020	15.54	0.46	0.29 (c)	0.75	(0.51)	15.78
12/31/2019	14.31	0.55	1.26	1.81	(0.58)	15.54
Class F
12/31/2023	12.86	0.59	0.29	0.88	(0.64)	13.10
12/31/2022	15.15	0.58	(2.26)	(1.68)	(0.61)	12.86
12/31/2021	15.79	0.55	(0.60)	(0.05)	(0.59)	15.15
12/31/2020	15.54	0.57	0.30 (c)	0.87	(0.62)	15.79
12/31/2019	14.31	0.65	1.27	1.92	(0.69)	15.54
Class F3
12/31/2023	12.86	0.65	0.25	0.90	(0.67)	13.09
12/31/2022	15.14	0.61	(2.25)	(1.64)	(0.64)	12.86
12/31/2021	15.78	0.59	(0.59)	–	(0.64)	15.14
12/31/2020	15.54	0.61	0.30 (c)	0.91	(0.67)	15.78
12/31/2019	14.31	0.70	1.26	1.96	(0.73)	15.54
Class I
12/31/2023	12.84	0.63	0.25	0.88	(0.65)	13.07
12/31/2022	15.13	0.59	(2.26)	(1.67)	(0.62)	12.84
12/31/2021	15.77	0.56	(0.59)	(0.03)	(0.61)	15.13
12/31/2020	15.53	0.58	0.30 (c)	0.88	(0.64)	15.77
12/31/2019	14.31	0.68	1.24	1.92	(0.70)	15.53

72	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

6.96	1.05	1.66	4.72	$6,214	74
(11.19)	1.05	1.44	4.27	6,703	55
(0.39)	1.05	1.35	3.46	10,050	83
5.78	1.05	1.47	3.73	9,218	66
13.56	1.05	1.62	4.24	11,660	64

6.21	1.68	2.29	4.10	1,628	74
(11.73)	1.68	2.08	3.66	1,511	55
(0.94)	1.67	1.97	2.84	1,748	83
5.09	1.71	2.13	3.08	1,840	66
12.85	1.68	2.25	3.61	2,307	64

7.06	0.95	1.50	4.56	960	74
(11.09)	0.95	1.31	4.28	19,603	55
(0.23)	0.95	1.25	3.55	61,510	83
5.87	0.95	1.37	3.80	50,424	66
13.66	0.95	1.51	4.30	42,660	64

7.34	0.70	1.33	5.07	10	74
(10.88)	0.70	1.06	4.63	10	55
(0.02)	0.68	0.99	3.83	11	83
6.16	0.69	1.07	4.10	12	66
13.94	0.70	1.25	4.61	12	64

7.09	0.85	1.45	4.93	22,504	74
(11.02)	0.85	1.28	4.57	19,229	55
(0.14)	0.85	1.15	3.63	5,449	83
5.90	0.85	1.26	3.85	2,850	66
13.69	0.85	1.45	4.51	5,635	64

See Notes to Financial Statements.	73

Financial Highlights (concluded)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R3
12/31/2023	$12.86	$0.57	$0.25	$0.82	$(0.59)	$13.09
12/31/2022	15.14	0.53	(2.26)	(1.73)	(0.55)	12.86
12/31/2021	15.78	0.48	(0.59)	(0.11)	(0.53)	15.14
12/31/2020	15.54	0.51	0.30 (c)	0.81	(0.57)	15.78
12/31/2019	14.31	0.60	1.26	1.86	(0.63)	15.54
Class R4
12/31/2023	12.85	0.60	0.26	0.86	(0.62)	13.09
12/31/2022	15.13	0.56	(2.25)	(1.69)	(0.59)	12.85
12/31/2021	15.77	0.53	(0.60)	(0.07)	(0.57)	15.13
12/31/2020	15.53	0.55	0.29 (c)	0.84	(0.60)	15.77
12/31/2019	14.30	0.64	1.26	1.90	(0.67)	15.53
Class R5
12/31/2023	12.86	0.63	0.25	0.88	(0.65)	13.09
12/31/2022	15.15	0.59	(2.26)	(1.67)	(0.62)	12.86
12/31/2021	15.78	0.60	(0.62)	(0.02)	(0.61)	15.15
12/31/2020	15.54	0.59	0.29 (c)	0.88	(0.64)	15.78
12/31/2019	14.31	0.67	1.27	1.94	(0.71)	15.54
Class R6
12/31/2023	12.86	0.65	0.25	0.90	(0.67)	13.09
12/31/2022	15.15	0.62	(2.27)	(1.65)	(0.64)	12.86
12/31/2021	15.78	0.59	(0.58)	0.01	(0.64)	15.15
12/31/2020	15.54	0.61	0.30 (c)	0.91	(0.67)	15.78
12/31/2019	14.31	0.69	1.27	1.96	(0.73)	15.54

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended December 31, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

74	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

6.64	1.35	1.96	4.43	$137	74
(11.45)	1.35	1.74	3.97	131	55
(0.68)	1.35	1.65	3.14	228	83
5.46	1.35	1.77	3.43	153	66
13.31	1.35	1.92	3.96	147	64

6.91	1.10	1.71	4.67	11	74
(11.24)	1.10	1.47	4.17	11	55
(0.37)	1.10	1.40	3.42	21	83
5.74	1.10	1.53	3.68	20	66
13.52	1.10	1.67	4.23	15	64

7.19	0.85	1.46	4.89	11	74
(11.00)	0.85	1.25	4.50	17	55
(0.20)	0.85	1.18	3.83	20	83
5.99	0.85	1.27	3.93	268	66
13.79	0.85	1.42	4.47	248	64

7.25	0.70	1.36	5.06	314	74
(10.86)	0.70	1.13	4.75	317	55
0.05	0.68	1.02	3.83	150	83
6.16	0.69	1.10	4.09	133	66
13.94	0.71	1.26	4.59	128	64

See Notes to Financial Statements.	75

Financial Highlights

GLOBAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class A
12/31/2023	$8.09	$0.30	$0.19	$0.49	$(0.32)	$–	$–
12/31/2022	9.85	0.23	(1.74)	(1.51)	(0.15)	–	(0.10)
12/31/2021	10.63	0.22	(0.52)	(0.30)	(0.40)	(0.08)	–
12/31/2020	10.13	0.24	0.56	0.80	(0.30)	–	–
12/31/2019	9.71	0.26	0.54	0.80	(0.33)	(0.05)	–
Class C
12/31/2023	8.08	0.25	0.20	0.45	(0.27)	–	–
12/31/2022	9.85	0.18	(1.76)	(1.58)	(0.09)	–	(0.10)
12/31/2021	10.63	0.16	(0.53)	(0.37)	(0.33)	(0.08)	–
12/31/2020	10.13	0.18	0.56	0.74	(0.24)	–	–
12/31/2019	9.71	0.18	0.54	0.72	(0.25)	(0.05)	–
Class F
12/31/2023	8.08	0.32	0.20	0.52	(0.34)	–	–
12/31/2022	9.85	0.25	(1.76)	(1.51)	(0.16)	–	(0.10)
12/31/2021	10.63	0.25	(0.53)	(0.28)	(0.42)	(0.08)	–
12/31/2020	10.13	0.25	0.57	0.82	(0.32)	–	–
12/31/2019	9.71	0.28	0.54	0.82	(0.35)	(0.05)	–
Class F3
12/31/2023	8.08	0.32	0.20	0.52	(0.34)	–	–
12/31/2022	9.85	0.25	(1.76)	(1.51)	(0.16)	–	(0.10)
12/31/2021	10.63	0.25	(0.53)	(0.28)	(0.42)	(0.08)	–
12/31/2020	10.13	0.26	0.57	0.83	(0.33)	–	–
12/31/2019	9.71	0.29	0.54	0.83	(0.36)	(0.05)	–
Class I
12/31/2023	8.08	0.32	0.20	0.52	(0.34)	–	–
12/31/2022	9.85	0.25	(1.76)	(1.51)	(0.16)	–	(0.10)
12/31/2021	10.63	0.25	(0.53)	(0.28)	(0.42)	(0.08)	–
12/31/2020	10.13	0.26	0.56	0.82	(0.32)	–	–
12/31/2019	9.71	0.28	0.54	0.82	(0.35)	(0.05)	–

76	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

Total distri- butions	Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$(0.32)	$8.26	6.42	0.78	3.02	3.75	$2,204	205
(0.25)	8.09	(15.44)	0.78	2.76	2.71	2,332	179
(0.48)	9.85	(3.02)	0.78	2.78	2.17	2,965	126
(0.30)	10.63	8.18	0.78	2.44	2.38	2,737	239
(0.38)	10.13	8.32	0.78	3.03	2.56	2,151	315

(0.27)	8.26	5.78	1.39	3.65	3.14	242	205
(0.19)	8.08	(15.97)	1.40	3.38	2.07	239	179
(0.41)	9.85	(3.62)	1.40	3.42	1.56	330	126
(0.24)	10.63	7.52	1.39	3.05	1.77	294	239
(0.30)	10.13	7.48	1.56	3.81	1.78	277	315

(0.34)	8.26	6.64	0.58	2.94	3.95	1,932	205
(0.26)	8.08	(15.36)	0.58	2.66	2.91	1,920	179
(0.50)	9.85	(2.73)	0.58	2.67	2.38	2,336	126
(0.32)	10.63	8.39	0.58	2.25	2.45	2,365	239
(0.40)	10.13	8.53	0.58	2.93	2.76	2,139	315

(0.34)	8.26	6.64	0.58	2.84	3.96	1,327	205
(0.26)	8.08	(15.26)	0.57	2.57	2.92	1,298	179
(0.50)	9.85	(2.72)	0.56	2.57	2.41	1,581	126
(0.33)	10.63	8.37	0.51	2.23	2.65	1,707	239
(0.41)	10.13	8.66	0.46	2.78	2.88	1,607	315

(0.34)	8.26	6.64	0.58	2.84	3.95	1,803	205
(0.26)	8.08	(15.27)	0.58	2.56	2.91	1,728	179
(0.50)	9.85	(2.74)	0.58	2.57	2.38	2,104	126
(0.32)	10.63	8.29	0.58	2.25	2.58	2,271	239
(0.40)	10.13	8.53	0.58	2.83	2.76	2,139	315

See Notes to Financial Statements.	77

Financial Highlights (concluded)

GLOBAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class R3
12/31/2023	$8.09	$0.28	$0.19	$0.47	$(0.30)	$–	$–
12/31/2022	9.85	0.21	(1.75)	(1.54)	(0.12)	–	(0.10)
12/31/2021	10.63	0.19	(0.52)	(0.33)	(0.37)	(0.08)	–
12/31/2020	10.13	0.21	0.56	0.77	(0.27)	–	–
12/31/2019	9.71	0.23	0.54	0.77	(0.30)	(0.05)	–
Class R4
12/31/2023	8.09	0.30	0.19	0.49	(0.32)	–	–
12/31/2022	9.85	0.23	(1.75)	(1.52)	(0.14)	–	(0.10)
12/31/2021	10.63	0.22	(0.53)	(0.31)	(0.39)	(0.08)	–
12/31/2020	10.13	0.23	0.57	0.80	(0.30)	–	–
12/31/2019	9.71	0.25	0.54	0.79	(0.32)	(0.05)	–
Class R5
12/31/2023	8.08	0.32	0.20	0.52	(0.34)	–	–
12/31/2022	9.85	0.25	(1.76)	(1.51)	(0.16)	–	(0.10)
12/31/2021	10.63	0.25	(0.53)	(0.28)	(0.42)	(0.08)	–
12/31/2020	10.13	0.26	0.56	0.82	(0.32)	–	–
12/31/2019	9.71	0.28	0.54	0.82	(0.35)	(0.05)	–
Class R6
12/31/2023	8.08	0.32	0.20	0.52	(0.34)	–	–
12/31/2022	9.85	0.25	(1.76)	(1.51)	(0.16)	–	(0.10)
12/31/2021	10.63	0.25	(0.53)	(0.28)	(0.42)	(0.08)	–
12/31/2020	10.13	0.26	0.57	0.83	(0.33)	–	–
12/31/2019	9.71	0.29	0.54	0.83	(0.36)	(0.05)	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

78	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

Total distri- butions	Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$(0.30)	$8.26	6.11	1.08	3.34	3.45	$258	205
(0.22)	8.09	(15.70)	1.08	3.06	2.41	249	179
(0.45)	9.85	(3.23)	1.08	3.07	1.88	294	126
(0.27)	10.63	7.75	1.08	2.75	2.08	281	239
(0.35)	10.13	8.00	1.08	3.33	2.26	265	315

(0.32)	8.26	6.37	0.83	3.09	3.70	220	205
(0.24)	8.09	(15.57)	0.83	2.81	2.66	215	179
(0.47)	9.85	(2.98)	0.83	2.80	2.14	262	126
(0.30)	10.63	8.13	0.83	2.50	2.33	303	239
(0.37)	10.13	8.26	0.83	3.08	2.51	266	315

(0.34)	8.26	6.64	0.58	2.84	3.95	221	205
(0.26)	8.08	(15.27)	0.58	2.56	2.91	216	179
(0.50)	9.85	(2.74)	0.58	2.57	2.38	263	126
(0.32)	10.63	8.29	0.58	2.25	2.58	284	239
(0.40)	10.13	8.53	0.58	2.83	2.76	267	315

(0.34)	8.26	6.64	0.58	2.84	3.96	1,614	205
(0.26)	8.08	(15.27)	0.57	2.57	2.92	1,562	179
(0.50)	9.85	(2.72)	0.56	2.56	2.40	1,870	126
(0.33)	10.63	8.37	0.51	2.22	2.65	2,002	239
(0.41)	10.13	8.66	0.46	2.78	2.88	1,782	315

See Notes to Financial Statements.	79

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988.

The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Emerging Markets Bond Fund (“Emerging Markets Bond Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Global Bond Fund (“Global Bond Fund”)	A, C, F, F3, I, R3, R4, R5 and R6

Each Fund is diversified as defined in the Act.

Emerging Markets Bond Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund’s and Global Bond Fund’s investment objective is total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services.

Notes to Financial Statements (continued)

Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign dividends have

Notes to Financial Statements (continued)

been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2020 through December 31, 2023. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

Notes to Financial Statements (continued)

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront

Notes to Financial Statements (continued)

payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Funds, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Options–Each Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a fund writes (sells) an option, an amount equal to the premium received by each Fund is recorded as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, each Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by each Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts. Realized and net change in unrealized gains and losses on purchased options are included in Net realized and Net change in unrealized gains and losses on investments in each Fund’s Statements of Operations.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

(k)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of

Notes to Financial Statements (continued)

the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(l)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(m)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(n)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(o)	Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose each Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to each Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that each Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by each Fund may decline below the repurchase price.

For the fiscal year ended December 31, 2023, the average interest rate, the amount of interest received and the average principal amount for the days borrowed in the period were as follows:

Fund	Interest Rate	Interest Expense	Average Amount Borrowed
Global Bond Fund	(1.20)%	$18	$182,108

(p)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other

Notes to Financial Statements (continued)

business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. Each Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented, if any, on the Statements of Assets and Liabilities represents mark to market of the unfunded portion of each Fund’s floating rate notes.

As of December 31, 2023, the Funds did not have any unfunded loan commitments.

(q)	Inflation-Linked Derivatives–Each Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. Each Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts in each Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

Notes to Financial Statements (continued)

(r)	Interest Rate Swap Contracts–Each Fund may enter into interest rate swap contract agreements. Pursuant to interest rate swap contract agreements, a Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swap contracts) based on a benchmark interest rate in exchange for fixed-rate payments or a Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swap contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap contract is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap contract counterparty. In the case of centrally cleared swap contracts, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(s)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of December 31, 2023 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Bond Fund
First $1 billion	.50%
Over $1 billion	.45%

Emerging Markets Corporate Debt Fund
First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

Global Bond Fund
First $3 billion	.43%
Over $3 billion	.40%

For the fiscal year ended December 31, 2023, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Emerging Markets Bond Fund	.50%
Emerging Markets Corporate Debt Fund	.11%
Global Bond Fund	.00%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees during the fiscal year ended December 31, 2023.

Fund	Fund Administration Fee
Emerging Markets Bond Fund	$4,909
Emerging Markets Corporate Debt Fund	6,473
Global Bond Fund	6,627

Notes to Financial Statements (continued)

For the fiscal year ended December 31, 2023 and continuing through April 2024, Lord Abbett has contractually agreed to waive its fees and reimburse its expenses to the extent necessary to limit the total net annual operating expenses, excluding certain of the Funds’ expenses to the following annual rates:

	Effective May 1, 2023		Prior to May 1, 2023
	Classes		Classes
Fund	A, C, F, I, R3, R4, R5	F3 and R6	A, C, F, I, R3, R4, R5	F3 and R6
Emerging Markets Corporate Debt Fund	.85%	.70%	.85%	.71%
Global Bond Fund	.58%	.58%	.58%	.57%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly.

The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	(1)	Class F	(2)(3)	Class R3**	Class R4
Service	.15%	.25%		–		.25%	.25%
Distribution	.05%	.75%		.10%		.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
**	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.
(1)	Each Fund’s Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of each Fund will bear 12b-1 fees at the same rate.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	For the fiscal year ended December 31, 2023 and continuing through April 30, 2024, the Distributor has contractually agreed to waive Emerging Markets Bond Fund’s and Global Bond Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Board.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the fiscal year ended December 31, 2023:

	Distributor Commissions	Dealers’ Concessions
Emerging Markets Bond Fund	$207	$1,998
Emerging Markets Corporate Debt Fund	474	3,259
Global Bond Fund	–	–

The Distributor received the following amounts of CDSCs for the fiscal year ended December 31, 2023:

	Class A	Class C
Emerging Markets Bond Fund	$1,102	$3
Emerging Markets Corporate Debt Fund	490	–
Global Bond Fund	–	–

Notes to Financial Statements (continued)

Other Related Parties

As of December 31, 2023, the percentage of Emerging Markets Bond Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund were 65% and 24%, respectively.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Emerging Markets Bond Fund	$–	$6,327,964	$–	$–	$6,327,964
Emerging Markets Corporate Debt Fund	–	1,879,487	–	–	1,879,487
Global Bond Fund	–	405,625	–	–	405,625

The tax character of distributions paid during the fiscal year ended December 31, 2022 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Emerging Markets Bond Fund	$–	$7,998,546	$–	$–	$7,998,546
Emerging Markets Corporate Debt Fund	–	3,112,518	–	–	3,112,518
Global Bond Fund	–	189,409	–	125,016	314,425

As of December 31, 2023, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss)
Emerging Markets Bond Fund	$–	$–	$–	$(136,882,759)	$(13,459,632)	$(580,676)	$(150,923,067)
Emerging Markets Corporate Debt Fund	–	–	–	(13,828,616)	(2,450,544)	(49,659)	(16,328,819)
Global Bond Fund	–	5,547	–	(1,838,537)	(48,503)	(48,643)	(1,930,136)

Notes to Financial Statements (continued)

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Emerging Markets Bond Fund	$(45,185,357)	$(91,697,402)	$(136,882,759)
Emerging Markets Corporate Debt Fund	(6,587,656)	(7,240,960)	(13,828,616)
Global Bond Fund	(798,101)	(1,040,436)	(1,838,537)

As of December 31, 2023, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, amortization of premium, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Bond Fund	$126,351,828	$3,116,131	$(16,567,911)	$(13,451,780)
Emerging Markets Corporate Debt Fund	33,698,399	772,027	(3,222,439)	(2,450,412)
Global Bond Fund	10,497,658	349,941	(399,071)	(49,130)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended December 31, 2023 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Emerging Markets Bond Fund	$–	$60,703,897	$–	$74,640,813
Emerging Markets Corporate Debt Fund	–	26,503,440	–	41,762,902
Global Bond Fund	14,882,921	5,219,946	14,469,556	5,737,662

*	Includes U.S. Government sponsored enterprises securities.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2023, the Funds did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts during the fiscal year ended December 31, 2023 (as described in Note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each

Notes to Financial Statements (continued)

Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Each Fund entered into futures contracts during the fiscal year ended December 31, 2023 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Bond Fund and Global Bond Fund entered into credit default swap contracts during the fiscal year ended December 31, 2023 (as described in Note 2(i)) to hedge credit risk. Credit default swaps contracts involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index or the referenced obligation in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par or the referenced obligation if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap contract’s notional amount is recorded as realized gain or loss on swap contracts in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. There is minimal counterparty credit risk to each Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swap contracts, the clearinghouse guarantees credit default swap contracts against default.

As of December 31, 2023, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

Emerging Markets Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Futures Contracts(1)	$922,677	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	–	$18,594
Futures Contracts(1)	$1,078,378	–

Emerging Markets Corporate Debt Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Futures Contracts(1)	$108,545	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	–	$2,136
Futures Contracts(1)	$142,772	–

Notes to Financial Statements (continued)

	Global Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$10,222
Forward Foreign Currency Exchange Contracts(4)	–	$75,980	–
Futures Contracts(1)	$6,433	–	–

Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$2,010
Forward Foreign Currency Exchange Contracts(2)	–	$7,975	–
Futures Contracts(1)	$32,006	–	–
(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedules of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

Transactions in derivative investments for the fiscal year ended December 31, 2023 were as follows:

	Emerging Markets Bond Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(1)	–	–	$(5,981)
Forward Foreign Currency Exchange Contracts(2)	–	$(20,155)	–
Futures Contracts(3)	$307,086	–	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(4)	–	$(4,074)	–
Futures Contracts(5)	(351,239)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(6)	–	–	$100,000
Forward Foreign Currency Exchange Contracts(6)	–	$1,549,358	–
Futures Contracts(7)	325	–	–
Emerging Markets Corporate Debt Fund
		Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(2)		–	$(2,675)
Futures Contracts(3)		$68,587	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(4)		–	$651
Futures Contracts(5)		$(77,529)	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(6)		–	$719,451
Futures Contracts(7)		81	–

Notes to Financial Statements (continued)

	Global Bond Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	$9,435
Forward Foreign Currency Exchange Contracts(2)	–	$(160,095)	–
Futures Contracts(3)	$17,712	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(8)	–	–	$12,140
Forward Foreign Currency Exchange Contracts(4)	–	$9,404	–
Futures Contracts(5)	$(46,675)	–	–
Average Number of Contracts/Notional Amounts
Credit Default Swap Contracts(6)	–	–	$341,112
Forward Foreign Currency Exchange Contracts(6)	–	$3,300,518	–
Futures Contracts(7)	13	–	–
*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2023.
(1)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(6)	Amount represents notional amounts in U.S. dollars.
(7)	Amount represents number of contracts.
(8)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

Notes to Financial Statements (continued)

Emerging Markets Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$1,036,930	$ –	$ 1,036,930
Total	$1,036,930	$ –	$ 1,036,930

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,036,930	$ –	$ –	$(1,036,930)	$ –
Total	$1,036,930	$ –	$ –	$(1,036,930)	$ –

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency
Exchange Contracts	$18,594	$ –	$18,594
Total	$18,594	$ –	$18,594

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
State Street Bank and Trust	$17,788	$ –	$ –	$ –	$17,788
Toronto Dominion Bank	806	–	–	–	806
Total	$18,594	$ –	$ –	$ –	$18,594

	Emerging Markets Corporate Debt Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$175,613	$ –	$175,613
Total	$175,613	$ –	$175,613

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$175,613	$ –	$ –	$(175,613)	$ –
Total	$175,613	$ –	$ –	$(175,613)	$ –

Notes to Financial Statements (continued)

	Emerging Markets Corporate Debt Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,136	$ –	$ 2,136
Total	$2,136	$ –	$ 2,136

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
State Street Bank and Trust	$2,136	$ –	$ –	$ –	$ 2,136
Total	$2,136	$ –	$ –	$ –	$ 2,136

	Global Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 75,980	$ –	$ 75,980
Repurchase Agreements	182,515	–	182,515
Total	$258,495	$ –	$258,495

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Barclays Bank PLC	$185,127	$ –	$ –	$(182,515)	$ 2,612
Goldman Sachs	1,500	–	–	–	1,500
Morgan Stanley	13,401	(1,145)	–	–	12,256
State Street Bank and Trust	58,467	(6,830)	–	–	51,637
Total	$258,495	$ (7,975)	$ –	$(182,515)	$ 68,005

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$ 7,975	$ –	$ 7,975
Reverse Repurchase Agreements	182,090	–	182,090
Total	$ 190,065	$ –	$ 190,065

Notes to Financial Statements (continued)

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(b)
Morgan Stanley	$ 1,145	$(1,145)	$ –	$ –	$ –
State Street Bank and Trust	6,830	(6,830)	–	–	–
Barclays Bank PLC	182,090	–	–	(182,090)	–
Total	$190,065	$(7,975)	$ –	$(182,090)	$ –

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2023.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of December 31, 2023.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statements of Operations and in Directors’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company had entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses. The arrangement with the Funds’ prior transfer agent was discontinued effective March 6, 2023.

10.	LINE OF CREDIT

For the period ended August 2, 2023, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

For the period ended August 2, 2023, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (continued)

Effective August 3, 2023, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2023, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended December 31, 2023, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2023, the Funds did not have any securities on loan.

Notes to Financial Statements (continued)

14.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Certain instruments in which the Funds may invest have historically relied upon LIBOR. As of June 30, 2023, the administrator of LIBOR ceased publication of U.S. dollar LIBOR settings. The LIBOR transition could have adverse impacts on newly issued financial instruments and existing financial instruments which referenced LIBOR and lead to significant short-term and long-term uncertainty and market instability. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, higher transaction costs and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign securities may also be subject to inadequate exchange control regulations and the imposition of economic sanctions or other government restrictions. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund. Each Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than nonconvertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. Credit default swaps are subject to the risk that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Notes to Financial Statements (continued)

Each Fund may invest in senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which a Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage. Each Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which a Fund invests, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (“lower-rated bonds” or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds. A default, or concerns in the market about an increase in risk of default, may result in losses to a Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, each Fund may be required to look principally to the agency issuing or guaranteeing the obligation. The mortgage-related and asset-backed securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage related security.

Notes to Financial Statements (continued)

The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period, and the market conditions prevailing. Foreign currency exchange rates may fluctuate significantly over short periods of time. Each Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Funds that are denominated in those currencies. The securities markets of developing or emerging countries tend to be more vulnerable to economic, political and social instability, less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Emerging Markets Corporate Debt Fund may have limited recourse in such instances.

The Funds believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as nonqualifying income.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent each Fund from implementing its investment strategies and achieving its investment objective.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in the Funds.

Notes to Financial Statements (continued)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Bond Fund	Year Ended December 31, 2023		Year Ended December 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold*	2,861,736	$11,327,299	990,641	$3,867,992
Reinvestment of distributions	102,608	408,406	107,729	443,547
Shares reacquired	(3,124,760)	(12,519,922)	(1,756,876)	(7,263,366)
Increase (decrease)	(160,416)	$(784,217)	(658,506)	$(2,951,827)

Class C Shares
Shares sold	63,641	$255,333	18,349	$83,655
Reinvestment of distributions	5,171	20,725	7,499	30,993
Shares reacquired*	(113,949)	(461,166)	(71,207)	(292,053)
Increase (decrease)	(45,137)	$(185,108)	(45,359)	$(177,405)

Class F Shares
Shares sold	5,253	$21,153	91,611	$366,261
Reinvestment of distributions	5,977	23,868	16,642	69,410
Shares reacquired	(145,167)	(583,257)	(393,548)	(1,656,034)
Increase (decrease)	(133,937)	$(538,236)	(285,295)	$(1,220,363)

Class F3 Shares
Shares sold	16,769	$66,367	15,841	$65,669
Reinvestment of distributions	6,561	26,080	11,813	48,988
Shares reacquired	(102,284)	(413,763)	(140,172)	(589,052)
Increase (decrease)	(78,954)	$(321,316)	(112,518)	$(474,395)

Class I Shares
Shares sold	312,552	$1,246,977	204,829	$871,337
Reinvestment of distributions	1,455,957	5,787,069	1,787,074	7,344,061
Shares reacquired	(4,492,767)	(17,791,969)	(12,130,872)	(48,091,041)
Increase (decrease)	(2,724,258)	$(10,757,923)	(10,138,969)	$(39,875,643)

Class R3 Shares
Shares sold	14,231	$56,653	4,824	$20,020
Reinvestment of distributions	1,845	7,324	1,561	6,434
Shares reacquired	(12,378)	(49,574)	(14,785)	(63,494)
Increase (decrease)	3,698	$14,403	(8,400)	$(37,040)

Class R4 Shares
Shares sold	6,688	$27,227	5,380	$22,368
Reinvestment of distributions	527	2,095	629	2,591
Shares reacquired	(556)	(2,223)	(10,166)	(40,187)
Increase (decrease)	6,659	$27,099	(4,157)	$(15,228)

Class R6 Shares
Shares sold	7,281	$29,005	39,182	$161,210
Reinvestment of distributions	459	1,831	786	3,212
Shares reacquired	(63,293)	(252,251)	(3,620)	(13,432)
Increase (decrease)	(55,553)	$(221,415)	36,348	$150,990

Notes to Financial Statements (continued)

Emerging Markets Corporate Debt Fund	Year Ended December 31, 2023		Year Ended December 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold*	98,444	$1,264,105	36,376	$488,196
Reinvestment of distributions	23,860	305,071	27,493	360,604
Shares reacquired	(168,953)	(2,167,208)	(206,199)	(2,674,749)
Increase (decrease)	(46,649)	$(598,032)	(142,330)	$(1,825,949)

Class C Shares
Shares sold	19,986	$257,305	18,751	$239,454
Reinvestment of distributions	5,326	68,081	4,445	58,071
Shares reacquired*	(18,460)	(234,681)	(21,106)	(276,524)
Increase	6,852	$90,705	2,090	$21,001

Class F Shares
Shares sold	225,915	$2,968,828	1,020,914	$13,899,730
Reinvestment of distributions	17,670	228,748	140,017	1,859,680
Shares reacquired	(1,694,102)	(21,904,798)	(3,697,362)	(48,023,200)
Increase (decrease)	(1,450,517)	$(18,707,222)	(2,536,431)	$(32,263,790)

Class I Shares
Shares sold	2,341,649	$30,171,709	1,664,516	$22,839,894
Reinvestment of distributions	97,775	1,246,877	62,663	807,799
Shares reacquired	(2,215,142)	(28,394,184)	(589,968)	(7,558,670)
Increase	224,282	$3,024,402	1,137,211	$16,089,023

Class R3 Shares
Shares sold	375	$4,808	417	$5,624
Reinvestment of distributions	54	693	182	2,427
Shares reacquired	(155)	(1,970)	(5,442)	(66,753)
Increase (decrease)	274	$3,531	(4,843)	$(58,702)

Class R4 Shares
Shares sold	14	$191	64	$883
Reinvestment of distributions	2	19	5	69
Shares reacquired	(27)	(346)	(591)	(8,003)
Increase (decrease)	(11)	$(136)	(522)	$(7,051)

Class R5 Shares
Shares sold	835	$10,674	1	$—
Reinvestment of distributions	13	164	62	815
Shares reacquired	(1,341)	(17,074)	(6)	(79)
Increase (decrease)	(493)	$(6,236)	57	$736

Class R6 Shares
Shares sold	13,103	$168,722	16,136	$213,149
Reinvestment of distributions	1,187	15,195	903	11,621
Shares reacquired	(15,020)	(193,700)	(2,250)	(30,865)
Increase (decrease)	(730)	$(9,783)	14,789	$193,905

Notes to Financial Statements (concluded)

Global Bond Fund	Year Ended December 31, 2023		Year Ended December 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold*	38,025	$305,974	15,601	$129,798
Reinvestment of distributions	3,301	26,445	2,783	23,360
Shares reacquired	(63,126)	(516,406)	(31,082)	(251,058)
Increase (decrease)	(21,800)	$(183,987)	(12,698)	$(97,900)

Class C Shares
Reinvestment of distributions	111	$889	104	$890
Shares reacquired*	(395)	(3,095)	(4,057)	(35,454)
Increase (decrease)	(284)	$(2,206)	(3,953)	$(34,564)

Class F Shares
Shares sold	61	$500	1,748	$16,210
Reinvestment of distributions	15	121	115	965
Shares reacquired	(3,834)	(31,676)	(1,596)	(14,629)
Increase (decrease)	(3,758)	$(31,055)	267	$2,546

Class I Shares
Shares sold	4,372	$35,986	–	$–
Reinvestment of distributions	166	1,330	–	–
Shares reacquired	(14)	(114)	–	–
Increase	4,524	$37,202	–	$–

Class R3 Shares
Shares sold	363	$2,925	3,904	$35,382
Reinvestment of distributions	170	1,362	106	885
Shares reacquired	(110)	(889)	(3,074)	(28,066)
Increase	423	$3,398	936	$8,201

Class R6 Shares
Shares sold	2,370	$19,097	3,459	$28,437
Reinvestment of distributions	311	2,499	214	1,797
Shares reacquired	(515)	(4,149)	(382)	(3,138)
Increase	2,166	$17,447	3,291	$27,096

*	Includes automated conversions of Class C shares to Class A shares.

16.	SUBSEQUENT EVENT

At the December 6-7, 2023 meeting, the Board approved a plan of liquidation (the “Plan”) pursuant to which the Global Bond Fund will be liquidated and dissolved. It is currently anticipated that the liquidation and dissolution of the Fund will be completed on or around March 15, 2024 (the “Liquidation Date”). Any Fund shares outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the NAV of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the Fund’s expenses and liabilities have been paid or otherwise provided for as directed by the Plan.

At any time before the Liquidation Date, shareholders may redeem their Fund shares at the NAV of such shares pursuant to the procedures set forth under “Purchases and Redemptions” in the prospectus.

In connection with the liquidation of the Fund, the Fund will stop accepting purchase orders or exchange requests as soon as practicable.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Global Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lord Abbett Global Fund, Inc. (the “Company”) comprising the Lord Abbett Emerging Markets Bond Fund, Lord Abbett Emerging Markets Corporate Debt Fund, and Lord Abbett Global Bond Fund, including the schedules of investments, as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Lord Abbett Global Fund, Inc. as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 26, 2024

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Fund in accordance with the laws of the state of organization. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the investment adviser. Generally, each Board member holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Independent Board Members

The following Independent Board Members also are board members of each of the 15 investment companies in the Lord Abbett Family of Funds, which consist of 64 investment portfolios.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Board member since 2011; Board Member Chair (since 2024) Vice Chair (2023)	Principal Occupation: None. Other Directorships: None.
Kathleen M. Lutito Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1963)	Board member since 2017	Principal Occupation: President and Chief Investment Officer of CenturyLink Investment Management Company (since 2006). Other Directorships: None.
James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Board member since 2012	Principal Occupation: Owner of McTaggart LLC (since 2011). Other Directorships: None.
Charles O. Prince Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1950)	Board member since 2019

Principal Occupation: None. Formerly Chair and Chief Executive Officer, Citigroup, Inc. (Retired 2007).

Other Directorships: Previously served as Director of Johnson & Johnson (2005–2022); Director of Xerox Corporation (2007–2018).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
Karla M. Rabusch Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Board member since 2017	Principal Occupation: President and Director of Wells Fargo Funds Management, LLC (2003–2017); President of Wells Fargo Funds (2003–2016). Other Directorships: None.
Lorin Patrick Taylor Radtke Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1968)	Board member since 2021

Principal Occupation: Partner and Co-Founder of M Seven 8 Partners LLC, a venture capital firm (since 2016). Formerly Partner, Goldman Sachs (1992–2016).

Other Directorships: Currently serves as Director of Assured Guaranty (since 2021); Virtual Combine (since 2018). Previously served as Director of SummerMoon Coffee (2022); Mariposa Family Learning (2021–2022).

Leah Song Richardson Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1966)	Board member since 2021

Principal Occupation: President of Colorado College (since 2021). Formerly Dean at University of California, Irvine–School of Law (2017–2021); Professor of Law at University of California, Irvine (2014–2017).

Other Directorships: None.

Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Board member since 2016

Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (2009–2021).

Other Directorships: Currently serves as Director of Underwriters Laboratories Research Institute (since 2022).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Board member since 2006;

Principal Occupation: Chair of Tullis Health Investors–FL LLC (since 2019, CEO from 2012–2018); Formerly CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (1990–2016).

Other Directorships: Currently serves as Chair of Crane Co. (since 2020, Director since 1998), Director of Crane NXT, Co. (since 2023), Director of Alphatec Spine (since 2018). Previously served as Director of Exagen Inc. (2019–2023); Director of electroCore, Inc. (2018–2020).

Interested Board Members

Mr. Sieg is affiliated with Lord Abbett and is an “interested person” of the Fund as defined in the Act. Mr. Sieg is a board member of each of the 15 investment companies in the Lord Abbett Family of Funds, which consist of 64 investment portfolios. Mr. Sieg is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Board member since 2016	Principal Occupation: Managing Partner of Lord Abbett (since 2018). Formerly Head of Client Services, joined Lord Abbett in 1994. Other Directorships: None.

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Fund. All of the officers of the Fund also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years
Douglas B. Sieg (1969)	President and Chief Executive Officer	Elected as President and Chief Executive Officer in 2018	Managing Partner of Lord Abbett (since 2018) and was formerly Head of Client Services, joined Lord Abbett in 1994.
Jackson C. Chan (1964)	AML Compliance Officer	Elected in 2018	Deputy Chief Compliance Officer and Director of Regulatory Affairs, joined Lord Abbett in 2014.
Nicholas D. Emguschowa (1986)	Data Protection Officer	Elected in 2022	Assistant General Counsel, joined Lord Abbett in 2018 and was formerly Associate at Shearman & Sterling (2014–2018).
Brooke A. Fapohunda (1975)	Vice President, Secretary, Chief Legal Officer	Elected in 2023	Partner and Senior Counsel, joined Lord Abbett in 2006.
Michael J. Hebert (1976)	Chief Financial Officer and Treasurer	Elected as Chief Financial Officer and Treasurer in 2021	Head of Global Fund Finance, joined Lord Abbett in 2021 and was formerly Vice President at Eaton Vance Management (EVM) (2014–2021) and Calvert Research & Management (CRM) (2016–2021), and Assistant Treasurer of registered investment companies managed, advised or administered by EVM and CRM during such years.
Parker J. Milender (1989)	Vice President and Assistant Secretary	Elected in 2023	Counsel, joined Lord Abbett in 2021 and was formerly an Associate at Milbank LLP (2017–2021).
Mary Ann Picciotto (1973)	Chief Compliance Officer	Elected in 2023	Managing Director and Global Chief Compliance Officer, joined Lord Abbett in 2023 and was formerly Vice President and Head of Global Compliance at T. Rowe Price (2019–2023) and Senior Vice President, Head of Compliance at OppenheimerFunds, Inc. (2014–2019).

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years
Matthew A. Press (1987)	Vice President and Assistant Secretary	Elected in 2023	Counsel, joined Lord Abbett in 2022 and was formerly an Associate at Clifford Chance US LLP (2014–2022).
Randolph A. Stuzin (1963)	Vice President and Assistant Secretary	Elected in 2023	Partner and Chief Legal Officer, joined Lord Abbett in 2023 and was formerly Partner and General Counsel at King Street Capital Management (2014–2023).
Victoria Zozulya (1983)	Vice President and Assistant Secretary	Elected in 2022	Counsel, joined Lord Abbett in 2022 and was formerly Senior Director and Counsel at Equitable (2018–2022) and Assistant General Counsel at Neuberger Berman (2014–2018).

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Fund’s Board members. It is available free upon request.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

Tax Information (unaudited)

For foreign shareholders, the percentages below reflect the portion of net investment income distributions that represent interest-related dividends:

Fund Name	Interest-related dividends
Emerging Markets Bond Fund	3%
Emerging Markets Corporate Debt Fund	12%
Global Bond Fund	54%

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Global Fund, Inc. Lord Abbett Emerging Markets Bond Fund Lord Abbett Emerging Markets Corporate Debt Fund Lord Abbett Global Bond Fund	LAGF-2 (02/24)

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2023 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 13(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey and Karla M. Rabusch. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2023 and 2022 by the Registrant’s principal accounting firm, Deloitte  & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2023	2022
Audit Fees {a}	$160,000	$166,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	160,000	166,000

Tax Fees {b}	- 0 -	- 0 -
All Other Fees	- 0 -	- 0 -

Total Fees	$160,000	$166,000

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2023 and 2022 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett  & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2023 and 2022 were:

	Fiscal year ended:
	2023	2022
All Other Fees {a}	$230,000	$270,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2023 and 2022 were:

	Fiscal year ended:
	2023	2022
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Schedule of Investments is included as part of the Reports to Shareholders under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: February 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: February 27, 2024

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: February 27, 2024